UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.20

SEMI-ANNUAL REPORT

AB GLOBAL BOND FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Global Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB GLOBAL BOND FUND | 1

SEMI-ANNUAL REPORT

May 13, 2020

This report provides management’s discussion of fund performance for AB Global Bond Fund for the semi-annual reporting period ended March 31, 2020.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF MARCH 31, 2020 (unaudited)

	6 Months	12 Months

AB GLOBAL BOND FUND

Class A Shares	-3.51%	0.59%

Class C Shares	-3.86%	-0.04%

Advisor Class Shares[1]	-3.28%	0.97%

Class R Shares[1]	-3.61%	0.28%

Class K Shares[1]	-3.46%	0.59%

Class I Shares[1]	-3.27%	0.99%

Class Z Shares[1]	-3.25%	1.03%

Bloomberg Barclays Global Aggregate Bond Index (USD hedged)	0.95%	6.59%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Bloomberg Barclays Global Aggregate Bond Index (USD hedged), for the six- and 12-month periods ended March 31, 2020.

For both periods, all share classes of the Fund underperformed the benchmark, before sales charges. During the six-month period, sector allocations to US and eurozone high-yield corporates, agency risk-sharing transactions, and an underweight to US Treasuries were the primary detractors, relative to the benchmark. Security selection in US and eurozone investment-grade corporates, commercial mortgage-backed securities, and emerging-market sovereign and corporate bonds also detracted and were partially offset by gains from selection in US and eurozone high-yield corporates. Country allocation (a result of bottom-up security analysis combined with fundamental research) contributed, mostly due to an underweight to Japan, while yield-curve positioning in five- to 10-year maturities in Canada contributed as well. Currency investments added to

2 | AB GLOBAL BOND FUND	abfunds.com

returns, primarily from long and short positions in the Brazilian real, Norwegian krone, Mexican peso, Canadian dollar and British pound.

During the 12-month period, sector allocations to US and eurozone high-yield corporates, an underweight to US Treasuries and allocation to agency risk-sharing transactions were the primary detractors. Yield-curve positioning detracted, mostly from underweights in the US in maturities over 10 years. Security selection in US and eurozone investment-grade corporates and commercial mortgage-backed securities also detracted and were partially offset by selection in US and eurozone high-yield corporates, which contributed. Country exposure added to returns, due to an underweight to Japan. Currency decisions did not have a meaningful impact on overall performance during the period.

During both periods, the Fund utilized derivatives in the form of interest rate swaps, futures and interest rate swaptions to manage and hedge duration risk and/or take active yield-curve positioning. The Fund utilized currency forwards and currency options, both written and purchased, to hedge foreign currency exposure and to take active currency risk. Credit default swaps were utilized to hedge credit risk and as a tool to effectively gain exposure to specific sectors. For the 12-month period, variance swaps were utilized as tail hedges to hedge against flight-to-quality tail events.

MARKET REVIEW AND INVESTMENT STRATEGY

Global fixed-income market returns were mixed over the six-month period ended March 31, 2020. In October, the US Federal Reserve (the “Fed”) cut interest rates by 25 basis points (b.p.), the third in a series of insurance rate cuts totaling 75 b.p., due to slowing global growth concerns. Central bankers in numerous other developed and emerging markets also lowered interest rates. The UK’s exit from the European Union and a US-China trade truce in January led markets higher until investor sentiment turned decidedly negative in March due to the spread of the novel coronavirus. Investor fear led to an unprecedented flight to quality as credit spreads on risk assets quickly widened to levels not seen since the 2008–2009 global financial crisis.

The market rout was met by monetary and fiscal policy action that was swift, large in scope and broad. The Fed lowered interest rates 150 b.p. to zero, and most other major central banks followed suit with substantial rate cuts. Developed-market treasury returns were the best performers, with positive results. Investment-grade corporate bonds trailed with negative returns, and high-yield corporate bonds fell significantly during the sudden March midmonth exodus away from risk assets. Emerging-market returns fell, as sharply lower oil prices impacted emerging-market commodity exporters. The US dollar advanced against most developed- and emerging-market currencies except for the Swiss franc and the yen,

abfunds.com	AB GLOBAL BOND FUND | 3

which are also considered safe haven currencies, while the euro and British pound also gained on the US dollar during the period.

The Fund’s Senior Investment Management Team (the “Team”) invests in fixed-income securities with no sector restrictions. The Fund holds debt securities from both developed and emerging markets. The Team’s core fixed-income strategy pursues an attractive risk/return profile by managing currency exposure. The Team utilizes a disciplined investment process, which draws on a rigorous quantitative research toolset with fundamental expertise across all regions and markets.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including US and non-US government and corporate debt securities. The Fund’s investments may be denominated in local currency or US dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.

The Adviser actively manages the Fund’s assets in relation to market conditions and general economic conditions and adjusts the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the US dollar.

Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment-grade at the time of investment and may invest up to 25% of its net assets in below investment-grade fixed-income securities (commonly known as “junk bonds”).

The Fund may invest in mortgage-related and other asset-backed securities, loan participations and assignments, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards or swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Global Aggregate Bond Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full

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DISCLOSURES AND RISKS (continued)

principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon

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DISCLOSURES AND RISKS (continued)

reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be illiquid, difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk: The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

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DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			1.63%

1 Year	0.59%	-3.65%

5 Years	2.17%	1.28%

10 Years	3.40%	2.96%

CLASS C SHARES			0.82%

1 Year	-0.04%	-1.02%

5 Years	1.41%	1.41%

10 Years	2.66%	2.66%

ADVISOR CLASS SHARES[2]			1.98%

1 Year	0.97%	0.97%

5 Years	2.44%	2.44%

10 Years	3.71%	3.71%

CLASS R SHARES[2]			1.17%

1 Year	0.28%	0.28%

5 Years	1.76%	1.76%

10 Years	3.05%	3.05%

CLASS K SHARES[2]			1.53%

1 Year	0.59%	0.59%

5 Years	2.08%	2.08%

10 Years	3.39%	3.39%

CLASS I SHARES[2]			2.01%

1 Year	0.99%	0.99%

5 Years	2.45%	2.45%

10 Years	3.73%	3.73%

CLASS Z SHARES[2]			2.04%

1 Year	1.03%	1.03%

5 Years	2.50%	2.50%

Since Inception[3]	3.46%	3.46%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 0.81%, 1.56%, 0.56%, 1.24%, 0.93%, 0.56% and 0.50% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2020.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2020 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-3.65%

5 Years	1.28%

10 Years	2.96%

CLASS C SHARES

1 Year	-1.02%

5 Years	1.41%

10 Years	2.66%

ADVISOR CLASS SHARES[1]

1 Year	0.97%

5 Years	2.44%

10 Years	3.71%

CLASS R SHARES[1]

1 Year	0.28%

5 Years	1.76%

10 Years	3.05%

CLASS K SHARES[1]

1 Year	0.59%

5 Years	2.08%

10 Years	3.39%

CLASS I SHARES[1]

1 Year	0.99%

5 Years	2.45%

10 Years	3.73%

CLASS Z SHARES[1]

1 Year	1.03%

5 Years	2.50%

Since Inception[2]	3.46%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Inception date: 10/15/2013.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 10/1/2019	Ending Account Value 3/31/2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$964.90	$3.93	0.80%
Hypothetical**	$1,000	$1,021.00	$4.04	0.80%
Class C
Actual	$1,000	$961.40	$7.60	1.55%
Hypothetical**	$1,000	$1,017.25	$7.82	1.55%
Advisor Class
Actual	$1,000	$967.20	$2.70	0.55%
Hypothetical**	$1,000	$1,022.25	$2.78	0.55%
Class R
Actual	$1,000	$963.90	$6.09	1.24%
Hypothetical**	$1,000	$1,018.80	$6.26	1.24%
Class K
Actual	$1,000	$965.40	$4.57	0.93%
Hypothetical**	$1,000	$1,020.35	$4.70	0.93%
Class I
Actual	$1,000	$967.30	$2.61	0.53%
Hypothetical**	$1,000	$1,022.35	$2.68	0.53%
Class Z
Actual	$1,000	$967.50	$2.46	0.50%
Hypothetical**	$1,000	$1,022.50	$2.53	0.50%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

March 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $6,669.3

1

All data are as of March 31, 2020. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.3% or less in the following security types: Agencies, Asset-Backed Securities, Common Stocks, Emerging Markets–Corporate Bonds, Local Governments–Provincial Bonds, Local Governments–US Municipal Bonds, Options Purchased–Puts, Supranationals, Warrants, and Whole Loan Trusts.

abfunds.com	AB GLOBAL BOND FUND | 13

PORTFOLIO SUMMARY (continued)

March 31, 2020 (unaudited)

1

All data are as of March 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.3% or less in the following: Angola, Australia, Bahrain, Bermuda, Brazil, Canada, Chile, Colombia, Costa Rica, Denmark, Dominican Republic, Egypt, Finland, Gabon, Germany, India, Ireland, Kazakhstan, Kuwait, Malaysia, Mexico, Nigeria, Norway, Peru, Russia, Saudi Arabia, Senegal, South Africa, Sri Lanka, Supranational, Switzerland, Turkey, and United Arab Emirates.

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PORTFOLIO OF INVESTMENTS

March 31, 2020 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 28.2%
Austria – 1.8%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	91,330	$105,649,483
0.75%, 02/20/2028(a)		14,675	17,270,818

			122,920,301

Belgium – 1.2%
Kingdom of Belgium Government Bond Series 81 0.80%, 06/22/2027(a)		70,935	83,266,562
Series 85 0.80%, 06/22/2028(a)		45	53,105

			83,319,667

China – 0.6%
China Government Bond Series 1907 3.25%, 06/06/2026	CNY	261,060	38,036,160

Finland – 1.0%
Finland Government Bond 0.50%, 09/15/2029(a)	EUR	56,064	65,089,615

France – 1.9%
French Republic Government Bond OAT 1.25%, 05/25/2034(a)		91,865	114,937,182
1.50%, 05/25/2050(a)		6,624	8,712,385

			123,649,567

Germany – 0.5%
Bundesrepublik Deutschland Bundesanleihe 1.25%, 08/15/2048(a)		22,827	34,035,412

Indonesia – 0.4%
Indonesia Treasury Bond Series FR68 8.375%, 03/15/2034	IDR	432,601,000	26,510,405

Ireland – 0.6%
Ireland Government Bond 1.00%, 05/15/2026(a)	EUR	37,007	43,566,578

Italy – 4.5%
Italy Buoni Poliennali Del Tesoro 0.95%, 03/01/2023		62,195	69,369,090
1.35%, 04/15/2022		15,220	17,085,525
2.45%, 09/01/2033(a)		40,455	48,122,334
3.25%, 09/01/2046(a)		16,495	21,269,774

abfunds.com	AB GLOBAL BOND FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.35%, 03/01/2035(a)	EUR	41,372	$54,071,105
3.85%, 09/01/2049(a)		17,104	24,467,000
4.50%, 05/01/2023		55,760	68,811,492

			303,196,320

Japan – 4.8%
Japan Government Thirty Year Bond Series 62 0.50%, 03/20/2049	JPY	5,288,350	50,263,334
Series 65 0.40%, 12/20/2049		5,321,650	49,240,052
Japan Government Twenty Year Bond Series 150 1.40%, 09/20/2034		6,281,600	67,897,183
Series 159 0.60%, 12/20/2036		4,022,550	39,228,203
Series 169 0.30%, 06/20/2039		1,984,250	18,420,593
Series 171 0.30%, 12/20/2039		10,082,100	93,531,741

			318,581,106

Malaysia – 0.4%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	101,778	25,117,020

Mexico – 0.3%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	520,985	22,071,448

Netherlands – 4.3%
Netherlands Government Bond 0.00%, 01/15/2024(a)	EUR	149,295	168,527,723
0.25%, 07/15/2029(a)		102,365	118,548,939

			287,076,662

Russia – 1.3%
Russian Federal Bond – OFZ Series 6212 7.05%, 01/19/2028	RUB	2,251,536	29,318,989
Series 6215 7.00%, 08/16/2023		1,797,090	23,163,561
Series 6222 7.10%, 10/16/2024		590,115	7,669,992
Series 6227 7.40%, 07/17/2024		1,861,821	24,487,664

			84,640,206

16 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Spain – 2.1%
Spain Government Bond 1.95%, 04/30/2026(a)	EUR	25,353	$30,717,531
2.35%, 07/30/2033(a)		28,527	37,173,122
4.20%, 01/31/2037(a)		9,695	15,847,630
4.40%, 10/31/2023(a)		44,885	57,161,580

			140,899,863

United Kingdom – 1.8%
United Kingdom Gilt 1.50%, 07/22/2047(a)	GBP	17,410	25,160,724
1.75%, 09/07/2037-01/22/2049(a)		62,141	93,742,088

			118,902,812

United States – 0.7%
U.S. Treasury Notes 2.25%, 02/15/2027(b)	U.S.$	41,770	46,508,284

Total Governments – Treasuries (cost $1,873,283,692)			1,884,121,426

CORPORATES – INVESTMENT GRADE – 25.2%
Industrial – 14.3%
Basic – 1.3%
Anglo American Capital PLC 1.625%, 09/18/2025(a)	EUR	4,572	4,475,674
3.75%, 04/10/2022(a)	U.S.$	280	272,857
4.875%, 05/14/2025(a)		235	235,008
5.375%, 04/01/2025(a)		4,683	4,734,981
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		10,595	8,217,747
DuPont de Nemours, Inc. 4.493%, 11/15/2025		375	397,677
5.419%, 11/15/2048		8,816	10,186,419
Equate Petrochemical BV 3.00%, 03/03/2022(a)		15,619	14,945,431
Glencore Finance Canada Ltd. 4.95%, 11/15/2021(a)		105	103,717
Glencore Finance Europe Ltd. 1.75%, 03/17/2025(a)	EUR	2,383	2,237,505
1.875%, 09/13/2023(a)		10,148	10,472,252
3.125%, 03/26/2026(a)	GBP	5,265	5,779,984
Glencore Funding LLC 4.00%, 03/27/2027(a)	U.S.$	2,431	2,215,060
4.125%, 05/30/2023-03/12/2024(a)		444	417,336
4.625%, 04/29/2024(a)		4,507	4,238,704
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		3,401	3,193,752

abfunds.com	AB GLOBAL BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Inversiones CMPC SA 3.85%, 01/13/2030(a)	U.S.$	7,557	$6,725,730
SABIC Capital II BV 4.00%, 10/10/2023(a)		9,776	9,678,240

			88,528,074

Capital Goods – 0.3%
3M Co. 3.125%, 09/19/2046		145	140,166
3.25%, 08/26/2049		158	165,257
CNH Industrial Capital LLC 4.375%, 04/05/2022		102	100,712
Dover Corp. 0.75%, 11/04/2027	EUR	7,943	8,240,818
General Electric Co. 0.875%, 05/17/2025		4,853	4,857,095
Series G 6.875%, 01/10/2039	U.S.$	175	220,037
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024		4,990	4,856,686

			18,580,771

Communications - Media – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		1,749	1,777,985
4.908%, 07/23/2025		21,238	22,536,840
5.05%, 03/30/2029		240	258,978
5.75%, 04/01/2048		245	278,959
Comcast Corp. 0.75%, 02/20/2032	EUR	11,633	11,539,084
3.90%, 03/01/2038	U.S.$	280	315,650
4.25%, 01/15/2033		350	406,251
4.60%, 10/15/2038		411	494,861
Cox Communications, Inc. 2.95%, 06/30/2023(a)		615	613,978
3.25%, 12/15/2022(a)		440	445,961
4.50%, 06/30/2043(a)		160	154,320
Discovery Communications LLC 3.95%, 03/20/2028		144	141,480
5.20%, 09/20/2047		175	171,041
Fox Corp. 4.709%, 01/25/2029(a)		16,945	18,551,949
5.476%, 01/25/2039(a)		109	125,679
Interpublic Group of Cos., Inc. (The) 5.40%, 10/01/2048		70	70,699

18 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prosus NV 3.68%, 01/21/2030(a)	U.S.$	15,000	$13,620,000
Thomson Reuters Corp. 4.30%, 11/23/2023		275	282,913
Time Warner Cable LLC 4.50%, 09/15/2042		100	95,292
6.55%, 05/01/2037		105	124,054
TWDC Enterprises 18 Corp. Series G 4.125%, 06/01/2044		110	120,930
ViacomCBS, Inc. 3.375%, 02/15/2028		6,482	5,926,743
3.50%, 01/15/2025		503	468,550
3.70%, 06/01/2028		3,454	3,125,255
4.00%, 01/15/2026		1,847	1,829,193
4.20%, 06/01/2029		168	161,744
4.60%, 01/15/2045		121	105,437
4.75%, 05/15/2025		25,435	25,388,042
5.50%, 05/15/2033		85	86,441
Walt Disney Co. (The) 2.75%, 09/01/2049		185	179,983

			109,398,292

Communications - Telecommunications – 1.6%
AT&T, Inc. 2.95%, 07/15/2026		120	119,478
3.40%, 05/15/2025		4,961	5,129,825
3.55%, 06/01/2024		6,274	6,454,889
3.60%, 07/15/2025		150	156,330
4.125%, 02/17/2026		5,849	6,194,153
4.25%, 03/01/2027		22,945	24,369,869
4.45%, 05/15/2021		625	638,070
4.75%, 05/15/2046		112	122,583
4.80%, 06/15/2044		70	76,170
4.85%, 03/01/2039-07/15/2045		379	420,418
5.15%, 02/15/2050		290	344,361
5.45%, 03/01/2047		288	346,704
5.50%, 03/15/2027(a)	GBP	11,100	16,330,219
Series B 2.875%, 03/02/2025(c)	EUR	4,400	4,357,622
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	11,750	18,424,006
Deutsche Telekom International Finance BV 1.95%, 09/19/2021(a)		645	632,401
Rogers Communications, Inc. 4.00%, 06/06/2022	CAD	5,000	3,662,905

abfunds.com	AB GLOBAL BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)	U.S.$	17,880	$18,141,750
Verizon Communications, Inc. 3.376%, 02/15/2025		23	24,624
4.016%, 12/03/2029		428	479,137
4.272%, 01/15/2036		139	161,757
4.329%, 09/21/2028		277	314,002
4.862%, 08/21/2046		250	325,593

			107,226,866

Consumer Cyclical - Automotive – 0.7%
Daimler Finance North America LLC 3.65%, 02/22/2024(a)		223	219,223
Ford Motor Co. 7.45%, 07/16/2031		540	390,129
Ford Motor Credit Co. LLC 4.063%, 11/01/2024		310	281,155
5.113%, 05/03/2029		200	172,537
General Motors Co. 5.15%, 04/01/2038		195	143,257
6.60%, 04/01/2036		380	329,735
General Motors Financial Co., Inc. 3.50%, 11/07/2024		570	503,378
5.10%, 01/17/2024		9,765	8,942,178
5.25%, 03/01/2026		290	255,401
Lear Corp. 3.50%, 05/30/2030		4,154	3,578,395
3.80%, 09/15/2027		9,836	8,957,385
Volkswagen Bank GmbH 1.25%, 06/10/2024(a)	EUR	15,200	15,975,487
Volkswagen Leasing GmbH 2.625%, 01/15/2024(a)		8,245	9,183,829
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	234	196,116

			49,128,205

Consumer Cyclical - Entertainment – 0.1%
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	5,084,899
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025(a)	U.S.$	620	527,261

			5,612,160

20 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.2%
James Hardie International Finance DAC 3.625%, 10/01/2026(a)	EUR	4,800	$4,762,251
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	531	479,544
3.50%, 08/18/2026		6,755	6,189,037
Marriott International, Inc./MD 2.30%, 01/15/2022		625	585,752
Series AA 4.65%, 12/01/2028		218	208,111
Series X 4.00%, 04/15/2028		228	209,922
Owens Corning 7.00%, 12/01/2036		50	69,744

			12,504,361

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 11/15/2048		6,573	7,402,858

Consumer Cyclical - Retailers – 0.2%
Lowe’s Cos., Inc. 3.70%, 04/15/2046		115	111,296
4.55%, 04/05/2049		6,351	6,989,319
Nordstrom, Inc. 5.00%, 01/15/2044		260	181,607
TJX Cos, Inc. (The) 3.50%, 04/15/2025		4,035	4,124,259

			11,406,481

Consumer Non-Cyclical – 3.3%
AbbVie, Inc. 2.30%, 11/21/2022(a)		625	623,013
3.20%, 05/14/2026		235	239,521
3.60%, 05/14/2025		538	561,235
4.45%, 05/14/2046		115	124,950
4.70%, 05/14/2045		100	112,345
4.875%, 11/14/2048		183	212,239
Allergan Funding SCS 2.625%, 11/15/2028	EUR	1,850	2,108,862
Altria Group, Inc. 1.70%, 06/15/2025		13,362	14,466,999
2.20%, 06/15/2027		6,831	7,307,866
3.875%, 09/16/2046	U.S.$	189	167,181
4.40%, 02/14/2026		549	563,637
4.80%, 02/14/2029		281	291,812

abfunds.com	AB GLOBAL BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AmerisourceBergen Corp. 4.30%, 12/15/2047	U.S.$	146	$152,729
Amgen, Inc. 2.65%, 05/11/2022		620	626,705
4.40%, 05/01/2045		225	266,152
4.663%, 06/15/2051		9,508	11,930,564
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/2038		220	226,542
5.45%, 01/23/2039		109	125,316
5.55%, 01/23/2049		8,435	9,900,841
BAT Capital Corp. 3.215%, 09/06/2026		20,520	19,632,410
3.222%, 08/15/2024		285	276,150
4.54%, 08/15/2047		70	63,781
Baxter International, Inc. 0.40%, 05/15/2024	EUR	14,098	15,046,656
1.30%, 05/30/2025		6,918	7,622,264
Bayer US Finance II LLC 3.50%, 06/25/2021(a)	U.S.$	615	616,935
Biogen, Inc. 5.20%, 09/15/2045		76	99,872
Bristol-Myers Squibb Co. 4.125%, 06/15/2039(a)		175	209,648
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026		248	221,901
Cardinal Health, Inc. 3.079%, 06/15/2024		275	272,096
Cigna Corp. 3.40%, 03/01/2027(a)		130	131,393
4.125%, 11/15/2025		206	219,989
4.375%, 10/15/2028		165	177,319
4.80%, 07/15/2046(a)		193	215,884
4.90%, 12/15/2048		133	158,887
CommonSpirit Health 2.76%, 10/01/2024		620	624,978
CVS Health Corp. 3.35%, 03/09/2021		205	206,324
4.10%, 03/25/2025		13,945	14,751,016
4.30%, 03/25/2028		227	240,637
4.78%, 03/25/2038		490	541,072
DH Europe Finance II SARL 0.45%, 03/18/2028	EUR	8,347	8,245,319
Gilead Sciences, Inc. 4.15%, 03/01/2047	U.S.$	110	134,164
4.50%, 02/01/2045		220	272,519
4.60%, 09/01/2035		210	265,002
4.80%, 04/01/2044		128	163,786

22 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Imperial Brands Finance PLC 3.50%, 07/26/2026(a)	U.S.$	240	$226,283
Johnson & Johnson 3.55%, 03/01/2036		410	471,733
3.625%, 03/03/2037		380	443,831
Keurig Dr Pepper, Inc. 2.55%, 09/15/2026		251	241,713
4.417%, 05/25/2025		270	287,674
Kraft Heinz Foods Co. 2.25%, 05/25/2028(a)	EUR	5,875	5,543,286
Laboratory Corp. of America Holdings 3.60%, 02/01/2025	U.S.$	100	103,449
Leggett & Platt, Inc. 4.40%, 03/15/2029		279	290,202
Medtronic Global Holdings SCA 0.25%, 07/02/2025	EUR	4,418	4,620,395
0.375%, 03/07/2023		7,685	8,330,033
1.125%, 03/07/2027		6,517	7,066,288
Medtronic, Inc. 4.375%, 03/15/2035	U.S.$	108	132,905
Merck & Co., Inc. 4.00%, 03/07/2049		170	213,018
Mylan NV 3.95%, 06/15/2026		21,044	21,050,341
Mylan, Inc. 3.125%, 01/15/2023(a)		100	98,393
4.20%, 11/29/2023		105	105,586
Panasonic Corp. 2.536%, 07/19/2022(a)		620	612,868
Pfizer, Inc. 4.10%, 09/15/2038		165	193,057
7.20%, 03/15/2039		80	128,757
Philip Morris International, Inc. 4.25%, 11/10/2044		320	351,495
Reynolds American, Inc. 4.45%, 06/12/2025		8,780	8,973,883
Sanofi 4.00%, 03/29/2021		630	641,356
Smithfield Foods, Inc. 3.35%, 02/01/2022(a)		113	110,043
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		16,982	17,906,910
Tyson Foods, Inc. 4.00%, 03/01/2026		4,707	4,979,771
Unilever PLC 1.50%, 07/22/2026(a)	GBP	7,593	9,117,839
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	U.S.$	3,786	3,715,448

			216,375,068

abfunds.com	AB GLOBAL BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 3.2%
Apache Corp. 4.25%, 01/15/2030	U.S.$	315	$169,833
5.10%, 09/01/2040		450	214,974
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047		11,335	10,025,638
BG Energy Capital PLC 5.125%, 12/01/2025(a)	GBP	6,142	8,599,084
Boardwalk Pipelines LP 4.80%, 05/03/2029	U.S.$	10,182	7,769,587
4.95%, 12/15/2024		100	74,503
5.95%, 06/01/2026		200	181,675
Canadian Natural Resources Ltd. 3.80%, 04/15/2024		110	92,848
Cenovus Energy, Inc. 6.75%, 11/15/2039		370	179,529
ConocoPhillips 6.50%, 02/01/2039		125	156,644
Continental Resources, Inc./OK 3.80%, 06/01/2024		110	56,674
4.375%, 01/15/2028		200	92,287
Crescent Point Energy Corp. 5.13%, 04/14/2021(d)(e)		15,250	14,741,990
Diamondback Energy, Inc. 5.375%, 05/31/2025		625	462,475
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		3,190	2,834,116
Enable Midstream Partners LP 4.40%, 03/15/2027		79	39,249
4.95%, 05/15/2028		630	347,743
Energy Transfer Operating LP 3.75%, 05/15/2030		12,025	9,347,779
4.20%, 04/15/2027		2,540	1,985,224
4.25%, 03/15/2023		220	197,962
5.50%, 06/01/2027		17,975	15,746,641
6.05%, 06/01/2041		85	74,666
6.25%, 04/15/2049		163	139,609
Energy Transfer Partners LP 6.50%, 02/01/2042		205	180,460
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023		155	139,958
Eni SpA 4.25%, 05/09/2029(a)		8,968	8,680,783
Enterprise Products Operating LLC 3.70%, 01/31/2051		10,655	9,391,503
4.20%, 01/31/2050		180	169,610

24 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.80%, 02/01/2049	U.S.$	223	$227,032
5.10%, 02/15/2045		125	110,009
Series E 5.25%, 08/16/2077		350	240,887
Exxon Mobil Corp. 2.992%, 03/19/2025		9,689	10,270,389
4.114%, 03/01/2046		135	157,834
Halliburton Co. 7.45%, 09/15/2039		320	283,354
Hess Corp. 4.30%, 04/01/2027		27,095	19,634,074
7.125%, 03/15/2033		60	48,924
Husky Energy, Inc. 4.40%, 04/15/2029		17,656	12,261,548
Kinder Morgan Energy Partners LP 4.30%, 05/01/2024		380	380,837
7.30%, 08/15/2033		90	92,903
Marathon Oil Corp. 6.80%, 03/15/2032		277	229,544
Marathon Petroleum Corp. 4.75%, 12/15/2023		260	246,007
5.125%, 12/15/2026		200	195,786
6.50%, 03/01/2041		484	455,572
MPLX LP 4.875%, 12/01/2024		100	83,061
National Oilwell Varco, Inc. 3.60%, 12/01/2029		375	282,105
Newfield Exploration Co. 5.375%, 01/01/2026		270	141,059
5.625%, 07/01/2024		365	181,767
Noble Energy, Inc. 3.90%, 11/15/2024		247	199,060
Oleoducto Central SA 4.00%, 05/07/2021(a)		3,210	3,092,634
ONEOK Partners LP 4.90%, 03/15/2025		145	121,611
ONEOK, Inc. 3.10%, 03/15/2030		12,475	9,460,323
4.55%, 07/15/2028		14,885	12,659,661
5.20%, 07/15/2048		245	194,642
Ovintiv, Inc. 6.50%, 08/15/2034		455	213,320
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		3,650	2,584,545
3.60%, 11/01/2024		5,709	4,724,559
4.65%, 10/15/2025		150	120,948

abfunds.com	AB GLOBAL BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Saudi Arabian Oil Co. 2.875%, 04/16/2024(a)	U.S.$	9,400	$9,141,500
3.50%, 04/16/2029(a)		2,150	2,112,375
Shell International Finance BV 3.25%, 05/11/2025		4,534	4,759,631
4.375%, 05/11/2045		210	247,984
Southern Star Central Corp. 5.125%, 07/15/2022(a)		5,000	4,922,193
Suncor Energy, Inc. 6.50%, 06/15/2038		451	455,451
6.85%, 06/01/2039		290	303,745
Sunoco Logistics Partners Operations LP 5.40%, 10/01/2047		100	78,873
Tengizchevroil Finance Co. International Ltd. 4.00%, 08/15/2026(a)		6,019	5,684,193
TransCanada PipeLines Ltd. 6.20%, 10/15/2037		95	110,788
Transcanada Trust 5.50%, 09/15/2079		595	452,093
Valero Energy Corp. 6.625%, 06/15/2037		10,780	11,319,789
7.50%, 04/15/2032		455	496,832
Williams Cos., Inc. (The) 3.90%, 01/15/2025		283	248,488

			211,320,974

Services – 0.1%
Amazon.com, Inc. 3.875%, 08/22/2037		120	142,729
eBay, Inc. 3.60%, 06/05/2027		2,015	2,039,008
Global Payments, Inc. 3.20%, 08/15/2029		306	294,040
4.00%, 06/01/2023		181	184,627
IHS Markit Ltd. 3.625%, 05/01/2024		4,749	4,705,950
4.00%, 03/01/2026(a)		98	97,284
4.125%, 08/01/2023		255	263,809
4.75%, 02/15/2025(a)		109	114,066
Moody’s Corp. 5.25%, 07/15/2044		101	117,313

			7,958,826

Technology – 1.3%
Alphabet, Inc. 3.625%, 05/19/2021		610	628,329

26 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Apple, Inc. 3.20%, 05/13/2025	U.S.$	415	$448,593
3.45%, 02/09/2045		450	506,139
4.375%, 05/13/2045		145	186,080
4.65%, 02/23/2046		125	165,177
Autodesk, Inc. 4.375%, 06/15/2025		385	417,477
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625%, 01/15/2024		2,525	2,527,740
3.875%, 01/15/2027		6,978	6,665,343
Broadcom, Inc. 3.625%, 10/15/2024(a)		10,120	9,962,519
4.25%, 04/15/2026(a)		7,704	7,615,603
Cisco Systems, Inc. 5.50%, 01/15/2040		90	128,898
5.90%, 02/15/2039		75	107,934
Citrix Systems, Inc. 4.50%, 12/01/2027		415	420,119
Dell International LLC/EMC Corp. 4.90%, 10/01/2026(a)		279	274,063
5.45%, 06/15/2023(a)		195	200,429
6.02%, 06/15/2026(a)		1,996	2,065,203
8.10%, 07/15/2036(a)		425	485,835
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	944,733
1.50%, 05/21/2027		15,180	16,268,121
Fiserv, Inc. 1.125%, 07/01/2027		4,662	4,926,356
2.75%, 07/01/2024	U.S.$	615	616,227
3.80%, 10/01/2023		465	481,253
Fortive Corp. 2.35%, 06/15/2021		625	607,771
Hewlett Packard Enterprise Co. 2.25%, 04/01/2023		315	307,381
6.35%, 10/15/2045		425	508,179
HP, Inc. 6.00%, 09/15/2041		615	677,099
Intel Corp. 4.80%, 10/01/2041		400	503,838
International Business Machines Corp. 0.875%, 01/31/2025	EUR	8,805	9,672,671
4.15%, 05/15/2039	U.S.$	116	131,169
Juniper Networks, Inc. 4.50%, 03/15/2024		150	158,314
KLA Corp. 4.65%, 11/01/2024		570	603,084

abfunds.com	AB GLOBAL BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lam Research Corp. 2.80%, 06/15/2021	U.S.$	485	$493,714
3.75%, 03/15/2026		130	138,054
4.875%, 03/15/2049		277	357,061
Micron Technology, Inc. 4.64%, 02/06/2024		130	133,025
4.975%, 02/06/2026		193	202,225
Microsoft Corp. 3.45%, 08/08/2036		730	815,410
3.70%, 08/08/2046		275	329,323
4.10%, 02/06/2037		380	458,645
4.45%, 11/03/2045		200	263,008
Series 30Y 4.25%, 02/06/2047		130	167,417
NXP BV/NXP Funding LLC 4.125%, 06/01/2021(a)		610	616,133
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, 06/18/2026(a)		7,413	7,115,017
Oracle Corp. 3.90%, 05/15/2035		190	205,207
4.00%, 07/15/2046		189	200,574
5.375%, 07/15/2040		150	191,858
QUALCOMM, Inc. 4.30%, 05/20/2047		115	140,198
4.80%, 05/20/2045		107	136,861
Seagate HDD Cayman 4.75%, 06/01/2023-01/01/2025		2,435	2,407,435
4.875%, 03/01/2024		3,953	3,948,521

			87,531,363

Transportation - Airlines – 0.1%
Southwest Airlines Co. Pass-Through Trust Series 44013 6.15%, 08/01/2022		2,862	3,009,400

Transportation - Railroads – 0.0%
CSX Corp. 3.80%, 04/15/2050		811	846,403
Pacific National Finance Pty Ltd. 4.625%, 09/23/2020 (a)		1,501	1,519,041

			2,365,444

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		12,012	9,500,531
Aviation Capital Group Corp. 6.75%, 04/06/2021(a)		85	87,024

28 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Aviation Capital Group LLC 3.875%, 05/01/2023 (a)	U.S.$	605	$560,104
DP World Crescent Ltd. 3.75%, 01/30/2030(a)		2,820	2,340,857
3.875%, 07/18/2029(a)		2,170	1,822,800
FedEx Corp. 3.10%, 08/05/2029		150	147,092
4.95%, 10/17/2048		110	107,286
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.90%, 02/01/2024(a)		270	274,819
4.25%, 01/17/2023(a)		615	629,722

			15,470,235

			953,819,378

Financial Institutions – 10.2%
Banking – 7.1%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		220	223,949
AIB Group PLC 4.263%, 04/10/2025(a)		12,984	12,488,182
4.75%, 10/12/2023(a)		215	211,807
Ally Financial, Inc. 3.875%, 05/21/2024		219	206,741
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		834	861,787
4.50%, 03/19/2024(a)		554	572,177
Banco BBVA Peru SA 5.00%, 08/26/2022(a)		4,224	4,214,188
Banco Santander SA 3.306%, 06/27/2029		200	192,252
5.179%, 11/19/2025		9,400	9,643,053
Bank of America Corp. 3.824%, 01/20/2028		450	471,133
4.00%, 01/22/2025		448	469,310
4.20%, 08/26/2024		300	317,534
Series B 8.05%, 06/15/2027		930	1,112,936
Series Z 6.50%, 10/23/2024(c)		7,010	7,408,832
Bank of Ireland Group PLC 4.50%, 11/25/2023(a)		19,195	18,629,268
Barclays PLC 2.375%, 10/06/2023(a)	GBP	1,725	2,078,185
3.125%, 01/17/2024(a)		9,340	11,318,007
4.61%, 02/15/2023	U.S.$	277	279,977

abfunds.com	AB GLOBAL BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BNP Paribas SA 4.375%, 09/28/2025-05/12/2026(a)	U.S.$	34,867	$34,846,459
BPCE SA 4.50%, 03/15/2025(a)		5,761	5,632,293
4.625%, 07/11/2024(a)		1,365	1,348,013
5.15%, 07/21/2024(a)		260	260,118
5.70%, 10/22/2023(a)		9,171	9,676,488
CaixaBank SA 2.375%, 02/01/2024(a)	EUR	5,200	5,661,761
Capital One Bank USA NA 3.375%, 02/15/2023	U.S.$	615	597,088
Capital One Financial Corp. 0.80%, 06/12/2024	EUR	2,083	2,044,466
1.65%, 06/12/2029		17,375	16,205,095
3.50%, 06/15/2023	U.S.$	360	357,628
3.75%, 07/28/2026		236	224,331
Citigroup, Inc. 1.75%, 10/23/2026	GBP	15,908	18,159,743
3.52%, 10/27/2028	U.S.$	175	178,521
3.875%, 03/26/2025		373	381,460
4.40%, 06/10/2025		598	649,711
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)		1,379	1,409,704
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a)(c)	EUR	11,600	9,995,640
3.75%, 07/21/2026	U.S.$	267	256,854
3.95%, 11/09/2022		3,962	4,025,571
4.375%, 08/04/2025		8,815	8,800,977
Credit Agricole SA 8.125%, 12/23/2025 (a)(c)		1,665	1,719,447
Credit Agricole SA/London 2.375%, 07/01/2021(a)		4,033	3,991,944
3.25%, 10/04/2024(a)		1,713	1,711,572
3.375%, 01/10/2022(a)		1,401	1,397,985
4.125%, 01/10/2027(a)		4,715	4,887,872
Credit Suisse Group AG 2.125%, 09/12/2025(a)	GBP	9,917	11,654,031
Credit Suisse Group Funding Guernsey Ltd. 2.75%, 08/08/2025(a)		13,185	15,938,643
4.55%, 04/17/2026	U.S.$	360	377,398
Danske Bank A/S 3.244%, 12/20/2025(a)		8,550	7,942,034
3.875%, 09/12/2023(a)		325	329,426
5.375%, 01/12/2024(a)		8,672	8,927,899
Deutsche Bank AG/New York NY 3.375%, 05/12/2021		165	158,347

30 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DNB Bank ASA 6.50%, 03/26/2022(a)(c)	U.S.$	5,733	$5,218,474
Fifth Third Bancorp 3.50%, 03/15/2022		15	15,106
Goldman Sachs Group, Inc. (The) 3.50%, 04/01/2025		6,810	6,960,072
3.75%, 05/22/2025		140	144,025
3.85%, 07/08/2024		590	613,756
4.25%, 01/29/2026(a)	GBP	5,704	7,310,667
4.411%, 04/23/2039	U.S.$	385	402,822
HSBC Holdings PLC 4.25%, 03/14/2024		8,129	8,114,779
Series E 4.75%, 07/04/2029(a)(c)	EUR	13,994	13,288,008
ING Groep NV 3.00%, 02/18/2026(a)	GBP	13,000	15,762,254
6.50%, 04/16/2025(c)	U.S.$	226	198,315
6.875%, 04/16/2022(a)(c)		217	189,297
Intesa Sanpaolo SpA 3.125%, 07/14/2022(a)		16,385	15,677,902
3.375%, 01/12/2023(a)		14,410	13,714,123
Series XR 3.25%, 09/23/2024(a)		375	351,200
JPMorgan Chase & Co. 3.22%, 03/01/2025		270	277,499
3.509%, 01/23/2029		115	119,421
3.882%, 07/24/2038		115	128,297
3.96%, 01/29/2027		383	411,504
3.964%, 11/15/2048		117	135,163
4.452%, 12/05/2029		535	597,692
Series FF 5.00%, 08/01/2024(c)		11,880	11,060,712
Series HH 4.60%, 02/01/2025(c)		25	22,011
Series V 4.753% (LIBOR 3 Month + 3.32%), 07/01/2020(c)(f)		595	517,012
Lloyds Banking Group PLC 4.45%, 05/08/2025		5,546	5,793,128
4.50%, 11/04/2024		12,869	12,861,054
4.582%, 12/10/2025		6,060	6,122,399
Mastercard, Inc. 3.65%, 06/01/2049		269	305,131
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)		687	735,161
Morgan Stanley 3.125%, 07/27/2026		115	119,462
5.00%, 11/24/2025		160	173,574

abfunds.com	AB GLOBAL BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series G 1.75%, 03/11/2024	EUR	13,530	$14,864,085
2.50%, 04/21/2021	U.S.$	200	199,939
4.35%, 09/08/2026		700	759,659
4.431%, 01/23/2030		275	304,097
Nationwide Building Society 4.00%, 09/14/2026(a)		8,050	7,863,304
Nordea Bank Abp 3.75%, 08/30/2023(a)		7,401	7,446,280
Royal Bank of Scotland Group PLC 5.125%, 05/28/2024		215	215,954
Santander Holdings USA, Inc. 3.40%, 01/18/2023		88	84,976
3.50%, 06/07/2024		155	151,179
4.40%, 07/13/2027		275	262,795
Santander UK Group Holdings PLC 4.75%, 09/15/2025(a)		5,781	5,768,458
4.796%, 11/15/2024		8,882	9,075,995
Skandinaviska Enskilda Banken AB 5.625%, 05/13/2022(a)(c)		800	730,989
Societe Generale SA 4.25%, 04/14/2025-08/19/2026(a)		509	495,961
4.75%, 11/24/2025(a)		345	342,278
Standard Chartered PLC 3.785%, 05/21/2025(a)		14,297	14,058,023
3.95%, 01/11/2023(a)		1,179	1,134,163
5.20%, 01/26/2024(a)		3,435	3,435,556
State Street Corp. 2.901%, 03/30/2026(a)		1,202	1,211,075
Sumitomo Mitsui Financial Group, Inc. 4.436%, 04/02/2024(a)		590	634,190
UBS AG 5.125%, 05/15/2024(a)		580	578,615
UBS AG/Stamford CT 7.625%, 08/17/2022		3,671	3,782,980
UBS Group AG 4.125%, 09/24/2025(a)		210	222,466
5.75%, 02/19/2022(a)(c)	EUR	2,965	3,172,754
7.125%, 08/10/2021(a)(c)	U.S.$	433	423,494
UniCredit SpA 3.75%, 04/12/2022(a)		12,280	11,986,144
Wachovia Corp. 5.50%, 08/01/2035		305	371,349
Wells Fargo & Co. 2.406%, 10/30/2025		5,160	5,061,628
2.625%, 08/16/2022(a)	EUR	383	429,990
3.00%, 10/23/2026	U.S.$	604	629,123

32 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series G 4.30%, 07/22/2027	U.S.$	165	$174,380
Westpac Banking Corp. 4.421%, 07/24/2039		240	235,779

			473,895,515

Brokerage – 0.0%
Daiwa Securities Group, Inc. 3.129%, 04/19/2022(a)		615	613,596

Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/2027		625	475,122
4.50%, 05/15/2021		630	574,024
4.875%, 01/16/2024		250	214,670
Air Lease Corp. 3.25%, 03/01/2025		285	226,861
Ares Capital Corp. 3.50%, 02/10/2023		455	409,687
4.20%, 06/10/2024		435	385,860
GE Capital International Funding Co. Unlimited Co. 3.373%, 11/15/2025		546	529,968
4.418%, 11/15/2035		420	442,121
Harborwalk Funding Trust 5.077%, 02/15/2069(a)		112	153,968
LeasePlan Corp. NV 2.875%, 10/24/2024(a)		630	604,491
Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)		200	166,691
5.25%, 08/15/2022(a)		610	538,827
5.50%, 02/15/2024(a)		590	488,733
Synchrony Financial 3.95%, 12/01/2027		1,839	1,676,760
4.25%, 08/15/2024		74	71,850
4.375%, 03/19/2024		45	44,295
4.50%, 07/23/2025		3,797	3,710,892

			10,714,820

Insurance – 1.8%
ACE Capital Trust II 9.70%, 04/01/2030		150	195,973
Aegon NV 5.50%, 04/11/2048		275	274,672
Allstate Corp. (The) 6.50%, 05/15/2057		160	171,796
Series B 5.75%, 08/15/2053		675	600,016

abfunds.com	AB GLOBAL BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Anthem, Inc. 3.30%, 01/15/2023	U.S.$	15	$15,244
Aon Corp. 8.205%, 01/01/2027		155	160,227
ASR Nederland NV 5.125%, 09/29/2045(a)	EUR	15,640	18,021,100
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(a)		7,099	8,518,372
Athene Holding Ltd. 4.125%, 01/12/2028	U.S.$	605	553,840
Aviva PLC Series E 6.125%, 07/05/2043(a)	EUR	7,208	8,669,622
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		6,700	8,043,124
Centene Corp. 4.25%, 12/15/2027(a)	U.S.$	2,272	2,226,758
4.625%, 12/15/2029(a)		2,967	2,980,177
Chubb INA Holdings, Inc. 0.30%, 12/15/2024	EUR	8,419	8,654,408
0.875%, 06/15/2027		4,718	4,803,036
CNP Assurances 4.25%, 06/05/2045(a)		15,800	18,066,771
4.50%, 06/10/2047(a)		2,100	2,511,018
Credit Agricole Assurances SA 4.25%, 01/13/2025(a)(c)		3,300	3,680,738
4.75%, 09/27/2048(a)		11,700	13,830,471
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	149	166,021
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)		3	2,802
MassMutual Global Funding II 2.00%, 04/15/2021(a)		640	639,007
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		207	234,240
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,415	6,936,707
New York Life Insurance Co. 4.45%, 05/15/2069(a)		160	167,194
Northwestern Mutual Life Insurance Co. (The) 3.625%, 09/30/2059(a)		220	198,369

34 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prudential Financial, Inc. 5.20%, 03/15/2044	U.S.$	535	$470,842
5.375%, 05/15/2045		170	161,097
5.625%, 06/15/2043		282	264,991
5.875%, 09/15/2042		610	584,623
UnitedHealth Group, Inc. 3.50%, 08/15/2039		240	258,594
Voya Financial, Inc. 4.70%, 01/23/2048		225	184,329
5.65%, 05/15/2053		10,120	9,072,452

			121,318,631

REITS – 1.1%
Alexandria Real Estate Equities, Inc. 3.375%, 08/15/2031		300	278,197
3.45%, 04/30/2025		112	113,902
American Homes 4 Rent LP 4.25%, 02/15/2028		280	277,631
American Tower Corp. 3.125%, 01/15/2027		296	286,849
3.80%, 08/15/2029		353	358,861
Boston Properties LP 2.75%, 10/01/2026		120	114,396
Brixmor Operating Partnership LP 3.85%, 02/01/2025		224	219,902
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	3,763	3,630,692
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		17,600	19,573,694
EPR Properties 4.75%, 12/15/2026	U.S.$	182	166,449
4.95%, 04/15/2028		220	199,817
Equinix, Inc. 2.875%, 03/15/2024(g)	EUR	3,754	4,009,699
2.875%, 02/01/2026		3,031	3,218,739
5.375%, 05/15/2027	U.S.$	600	598,195
5.875%, 01/15/2026		590	601,614
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		188	166,498
Host Hotels & Resorts LP 3.875%, 04/01/2024		218	204,632
Kilroy Realty LP 3.45%, 12/15/2024		50	51,485
LifeStorage LP/CA 3.50%, 07/01/2026		295	282,630
Mid-America Apartments LP 3.75%, 06/15/2024		100	102,432

abfunds.com	AB GLOBAL BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

National Retail Properties, Inc. 3.90%, 06/15/2024	U.S.$	216	$225,196
Omega Healthcare Investors, Inc. 4.375%, 08/01/2023		215	214,360
4.50%, 01/15/2025		97	93,351
5.25%, 01/15/2026		291	288,972
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	11,557	11,529,813
Regency Centers LP 3.60%, 02/01/2027	U.S.$	230	234,435
Sabra Health Care LP 4.80%, 06/01/2024		312	298,140
Service Properties Trust 4.35%, 10/01/2024		185	135,793
4.65%, 03/15/2024		225	147,215
4.75%, 10/01/2026		185	148,947
SITE Centers Corp. 3.625%, 02/01/2025		170	173,987
4.70%, 06/01/2027		280	300,651
Spirit Realty LP 3.20%, 01/15/2027		125	111,572
4.00%, 07/15/2029		76	71,666
4.45%, 09/15/2026		2,017	1,909,027
STORE Capital Corp. 4.625%, 03/15/2029		103	102,875
Ventas Realty LP 4.125%, 01/15/2026		220	222,082
VEREIT Operating Partnership LP 4.60%, 02/06/2024		3,710	3,695,758
Vornado Realty LP 3.50%, 01/15/2025		560	537,216
Welltower, Inc. 4.00%, 06/01/2025		379	374,197
Weyerhaeuser Co. 7.375%, 03/15/2032		455	560,632
WP Carey, Inc. 3.85%, 07/15/2029		353	343,725
4.60%, 04/01/2024		58	57,250
WPC Eurobond BV 1.35%, 04/15/2028	EUR	10,275	9,945,954
2.125%, 04/15/2027		8,082	8,612,564

			74,791,692

			681,334,254

36 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.7%
Electric – 0.6%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)	U.S.$	7,886	$6,968,661
Berkshire Hathaway Energy Co. 3.80%, 07/15/2048		120	123,628
4.50%, 02/01/2045		50	56,598
Colbun SA 3.15%, 03/06/2030(a)		305	283,650
Consolidated Edison Co. of New York, Inc. Series 20B 3.95%, 04/01/2050		1,799	1,906,666
Duke Energy Florida LLC 6.40%, 06/15/2038		150	217,395
Duke Energy Indiana LLC Series YYY 3.25%, 10/01/2049		160	162,120
Duke Energy Progress LLC 4.20%, 08/15/2045		122	135,196
Enel Finance International NV 2.65%, 09/10/2024(a)		24,745	23,698,783
3.625%, 05/25/2027(a)		225	226,952
Exelon Corp. 5.625%, 06/15/2035		55	63,282
Exelon Generation Co. LLC 5.60%, 06/15/2042		195	176,727
6.25%, 10/01/2039		515	517,074
Jersey Central Power & Light Co. 4.30%, 01/15/2026(a)		221	239,574
MidAmerican Energy Co. 3.15%, 04/15/2050		125	128,701
4.25%, 07/15/2049		324	383,748
NRG Energy, Inc. 3.75%, 06/15/2024(a)		94	92,963
Oncor Electric Delivery Co. LLC 7.00%, 05/01/2032		175	248,624
Public Service Co. of New Hampshire 3.60%, 07/01/2049		238	241,366
Sempra Energy 4.00%, 02/01/2048		127	127,504
Southern Power Co. Series F 4.95%, 12/15/2046		345	334,511

			36,333,723

abfunds.com	AB GLOBAL BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Natural Gas – 0.1%
Brooklyn Union Gas Co. (The) 4.487%, 03/04/2049(a)	U.S.$	112	$119,234
Talent Yield Investments Ltd. 4.50%, 04/25/2022(a)		6,500	6,812,479

			6,931,713

			43,265,436

Total Corporates – Investment Grade (cost $1,810,538,540)			1,678,419,068

INFLATION-LINKED SECURITIES – 6.4%
Japan – 1.7%
Japanese Government CPI Linked Bond Series 21 0.10%, 03/10/2026	JPY	3,347,168	31,144,833
Series 22 0.10%, 03/10/2027		4,907,223	45,609,112
Series 23 0.10%, 03/10/2028		4,244,295	39,452,941

			116,206,886

United States – 4.7%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS)(b)(h)(i)	U.S.$	281,812	282,119,917
0.125%, 07/15/2026 (TIPS)		16,498	16,636,713
2.375%, 01/15/2025 (TIPS)		13,350	14,790,807

			313,547,437

Total Inflation-Linked Securities (cost $427,350,719)			429,754,323

MORTGAGE PASS-THROUGHS – 6.3%
Agency Fixed Rate 30-Year – 6.3%
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		20,952	22,718,476
FHLMC Uniform Mortgage-Backed Security Series 2019 3.50%, 09/01/2049-11/01/2049		78,411	83,422,529
Series 2020 3.50%, 01/01/2050		17,714	18,970,182
FNMA Uniform Mortgage-Backed Security Series 2005 5.50%, 02/01/2035		13	15,011

38 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2007 5.50%, 09/01/2036-08/01/2037	U.S.$	18	$20,505
Series 2008 5.50%, 03/01/2037-05/01/2038		1,791	2,039,817
Series 2012 3.50%, 02/01/2042-01/01/2043		41,609	44,558,636
Series 2013 3.50%, 04/01/2043		19,913	21,329,747
Series 2017 3.50%, 06/01/2047-01/01/2048		8,693	9,207,435
Series 2018 3.50%, 01/01/2048-05/01/2048		51,301	54,555,477
4.00%, 09/01/2048		47,701	51,320,265
4.50%, 09/01/2048-12/01/2048		56,359	60,916,175
Series 2019 3.50%, 11/01/2049		16,828	17,874,065
Series 2020 3.50%, 01/01/2050		32,249	34,383,449

Total Mortgage Pass-Throughs (cost $407,326,182)			421,331,769

QUASI-SOVEREIGNS – 5.8%
Quasi-Sovereign Bonds – 5.8%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(a)		6,829	5,864,404
4.375%, 02/05/2049(a)		1,686	1,628,423

			7,492,827

China – 5.2%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	295,440	46,545,826
Series 1903 3.30%, 02/01/2024		60,000	8,645,224
Series 1904 3.68%, 02/26/2026		2,004,910	290,259,078

			345,450,128

Indonesia – 0.3%
Pertamina Persero PT 3.10%, 08/25/2030(a)	U.S.$	12,300	10,986,370
Perusahaan Listrik Negara PT 4.125%, 05/15/2027(a)		5,492	5,350,822
5.50%, 11/22/2021(a)		3,874	3,892,159

			20,229,351

abfunds.com	AB GLOBAL BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mexico – 0.2%
Petroleos Mexicanos 5.95%, 01/28/2031(a)	U.S.$	2,006	$1,384,140
6.84%, 01/23/2030(a)		10,307	7,457,321
7.69%, 01/23/2050(a)		9,575	6,511,000

			15,352,461

Total Quasi-Sovereigns (cost $389,923,272)			388,524,767

CORPORATES – NON-INVESTMENT GRADE – 4.9%
Industrial – 3.3%
Basic – 0.4%
OCI NV 5.00%, 04/15/2023(a)	EUR	9,550	9,904,115
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)		8,450	9,138,590
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)		8,146	8,206,540
Series JAN 2.875%, 12/15/2027(a)		1,380	1,346,363

			28,595,608

Capital Goods – 0.4%
Colfax Corp. 3.25%, 05/15/2025(a)		4,658	3,895,374
Crown European Holdings SA 2.625%, 09/30/2024(a)		9,340	9,732,895
Silgan Holdings, Inc. 2.25%, 06/01/2028(a)		5,124	5,023,617
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	8,414	8,384,284
Trivium Packaging Finance BV 5.50%, 08/15/2026(a)		1,702	1,697,687

			28,733,857

Communications - Telecommunications – 0.1%
Major League Baseball 3.44%, 12/10/2020(d)(e)		5,350	5,350,000

Consumer Cyclical - Automotive – 0.2%
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a)(j)	EUR	9,570	8,244,934
LKQ European Holdings BV 3.625%, 04/01/2026(a)		109	107,757

40 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 4.375%, 05/15/2026(a)	EUR	1,819	$1,665,125
Tenneco, Inc. 5.00%, 07/15/2024(a)		5,570	4,093,521

			14,111,337

Consumer Cyclical - Other – 0.1%
International Game Technology PLC 6.50%, 02/15/2025(a)	U.S.$	3,090	2,574,368
Wyndham Destinations, Inc. 4.25%, 03/01/2022		3,300	2,903,496

			5,477,864

Consumer Cyclical - Retailers – 0.0%
Dufry One BV 2.00%, 02/15/2027(a)	EUR	2,839	2,459,219

Consumer Non-Cyclical – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)	U.S.$	5,107	5,034,939
4.625%, 01/15/2027(a)		3,667	3,647,240
Catalent Pharma Solutions, Inc. 2.375%, 03/01/2028(a)	EUR	4,336	4,430,122
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		970	985,792
CVS Health Corp. 3.625%, 04/01/2027	U.S.$	2,946	3,012,238
Grifols SA 1.625%, 02/15/2025(a)	EUR	16,005	16,964,312
IQVIA, Inc. 3.25%, 03/15/2025(a)		9,265	9,976,253
Leisureworld Senior Care LP Series B 3.474%, 02/03/2021	CAD	7,675	5,527,440
Spectrum Brands, Inc. 5.75%, 07/15/2025	U.S.$	9,505	8,955,010

			58,533,346

Energy – 0.3%
EQM Midstream Partners LP Series 10Y 5.50%, 07/15/2028		590	328,464
EQT Corp. 3.90%, 10/01/2027		555	381,448
Occidental Petroleum Corp. 2.90%, 08/15/2024		245	134,690
3.20%, 08/15/2026		41	19,749

abfunds.com	AB GLOBAL BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.50%, 08/15/2029	U.S.$	13,990	$6,607,519
4.50%, 07/15/2044		48	20,195
6.20%, 03/15/2040		115	51,836
6.45%, 09/15/2036		550	263,381
6.95%, 07/01/2024		90	51,517
SandRidge Energy, Inc. 7.50%, 02/15/2023(d)(e)(k)(l)		1,894	– 0	–
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		3,061	2,938,617
UGI International LLC 3.25%, 11/01/2025(a)	EUR	3,879	4,109,777
Western Midstream Operating LP 4.05%, 02/01/2030	U.S.$	10,640	4,661,236
4.50%, 03/01/2028		110	52,577
4.75%, 08/15/2028		66	30,985
5.30%, 03/01/2048		53	21,359

			19,673,350

Other Industrial – 0.1%
ProGroup AG 3.00%, 03/31/2026(a)	EUR	649	586,306
Rexel SA 2.125%, 06/15/2025(a)		1,609	1,513,360
SPIE SA 3.125%, 03/22/2024(a)		400	422,135

			2,521,801

Services – 0.3%
Arena Luxembourg Finance Sarl 1.875%, 02/01/2028(a)		9,664	9,079,382
Intertrust Group BV 3.375%, 11/15/2025(a)		6,925	7,299,049
Q-Park Holding I BV 2.00%, 03/01/2027(a)		4,302	4,056,340

			20,434,771

Technology – 0.2%
CommScope, Inc. 5.50%, 03/01/2024(a)	U.S.$	4,690	4,739,695
6.00%, 03/01/2026(a)		6,196	6,198,728
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		1,051	1,084,993

			12,023,416

Transportation - Services – 0.3%
Chicago Parking Meters LLC 4.93%, 12/30/2025(d)(e)		16,500	18,024,953
Europcar Mobility Group 4.00%, 04/30/2026	EUR	1,877	931,792

42 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Loxam SAS 4.25%, 04/15/2024(a)	EUR	1,564	$1,470,499

			20,427,244

			218,341,813

Financial Institutions – 1.6%
Banking – 1.2%
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a)(c)		9,600	8,889,042
Series 9 6.50%, 03/05/2025(c)	U.S.$	4,200	3,300,782
Banco Santander SA 6.75%, 04/25/2022(a)(c)	EUR	8,100	8,038,270
CaixaBank SA 6.75%, 06/13/2024(a)(c)		2,800	2,519,539
Citigroup, Inc. 5.95%, 01/30/2023(c)	U.S.$	1,384	1,338,269
Series P 5.95%, 05/15/2025(c)		2,793	2,703,819
Series Q 5.95%, 08/15/2020(c)		5,255	4,652,553
Series V 4.70%, 01/30/2025(c)		173	146,520
Credit Suisse Group AG 6.25%, 12/18/2024(a)(c)		11,289	10,419,873
Danske Bank A/S Series E 5.875%, 04/06/2022(a)(c)	EUR	12,180	12,840,562
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(c)	U.S.$	693	665,173
Series P 5.00%, 11/10/2022(c)		3,488	2,977,505
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		6,713	6,502,376
KBC Group NV 4.25%, 10/24/2025(a)(c)	EUR	600	519,466
Royal Bank of Scotland Group PLC 8.625%, 08/15/2021(c)	U.S.$	8,449	8,365,258
Series U 3.77% (LIBOR 3 Month + 2.32%), 09/30/2027(c)(f)		3,400	2,844,321
Societe Generale SA 7.375%, 09/13/2021(a)(c)		5,809	5,400,889

			82,124,217

Finance – 0.3%
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	9,625	8,765,223

abfunds.com	AB GLOBAL BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Navient Corp. 6.625%, 07/26/2021	U.S.$	8,310	$8,529,151

			17,294,374

Other Finance – 0.1%
Nordic Aviation Capital 3.79%, 02/27/2023(e)		10,400	7,592,000

			107,010,591

Total Corporates – Non-Investment Grade (cost $375,006,706)			325,352,404

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.6%
Risk Share Floating Rate – 4.5%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 2.297% (LIBOR 1 Month + 1.35%), 08/25/2028(a)(f)		4,840	4,496,799
Series 2019-1A, Class M1B 2.697% (LIBOR 1 Month + 1.75%), 03/25/2029(a)(f)		12,871	11,340,851
Series 2019-2A, Class M1C 2.947% (LIBOR 1 Month + 2.00%), 04/25/2029(a)(f)		8,716	7,752,030
Series 2019-2A, Class M2 4.047% (LIBOR 1 Month + 3.10%), 04/25/2029(a)(f)		5,800	4,674,911
Series 2019-3A, Class M1B 2.547% (LIBOR 1 Month + 1.60%), 07/25/2029(a)(f)		8,919	7,630,583
Series 2019-3A, Class M1C 2.897% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(f)		10,500	7,796,918
Series 2019-4A, Class M1C 3.447% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(f)		5,676	4,291,986
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 3.247% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(f)		5,765	4,770,828
Series 2019-R03, Class 1M2 3.097% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(f)		3,997	3,272,763
Series 2019-R05, Class 1M2 2.947% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(f)		6,370	5,381,357

44 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-R06, Class 2M2 3.047% (LIBOR 1 Month + 2.10%), 09/25/2039(a)(f)	U.S.$	7,680	$5,976,891
Series 2019-R07, Class 1M2 3.047% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(f)		8,800	7,090,453
Series 2020-R01, Class 1M2 2.997% (LIBOR 1 Month + 2.05%), 01/25/2040(a)(f)		7,780	4,629,102
Series 2020-R02, Class 2M1 1.697% (LIBOR 1 Month + 0.75%), 01/25/2040(a)(f)		6,599	6,334,595
Eagle RE Ltd. Series 2018-1, Class M1 2.647% (LIBOR 1 Month + 1.70%), 11/25/2028(a)(f)		7,240	7,206,023
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 2.997% (LIBOR 1 Month + 2.05%), 07/25/2049(a)(f)		1,781	1,450,872
Series 2019-DNA4, Class M2 2.897% (LIBOR 1 Month + 1.95%), 10/25/2049(a)(f)		7,000	5,254,347
Series 2019-HQA1, Class M2 3.297% (LIBOR 1 Month + 2.35%), 02/25/2049(a)(f)		5,288	4,426,294
Series 2020-DNA1, Class M2 2.647% (LIBOR 1 Month + 1.70%), 01/25/2050(a)(f)		1,950	1,257,747
Series 2020-HQA2, Class M2 3.911% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(f)		4,351	2,802,078
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 8.097% (LIBOR 1 Month + 7.15%), 07/25/2023(f)		4,273	4,062,016
Series 2013-DN2, Class M2 5.197% (LIBOR 1 Month + 4.25%), 11/25/2023(f)		8,684	8,343,355
Series 2014-DN1, Class M2 3.147% (LIBOR 1 Month + 2.20%), 02/25/2024(f)		2,520	2,502,100
Series 2014-DN1, Class M3 5.447% (LIBOR 1 Month + 4.50%), 02/25/2024(f)		4,290	3,961,540

abfunds.com	AB GLOBAL BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-DN3, Class M3 4.947% (LIBOR 1 Month + 4.00%), 08/25/2024(f)	U.S.$	8,615	$8,176,307
Series 2014-HQ2, Class M3 4.697% (LIBOR 1 Month + 3.75%), 09/25/2024(f)		1,595	1,469,191
Series 2014-HQ3, Class M3 5.697% (LIBOR 1 Month + 4.75%), 10/25/2024(f)		3,971	3,843,529
Series 2015-DNA2, Class M2 3.547% (LIBOR 1 Month + 2.60%), 12/25/2027(f)		67	67,302
Series 2015-DNA3, Class M3 5.647% (LIBOR 1 Month + 4.70%), 04/25/2028(f)		2,209	2,024,931
Series 2015-HQA1, Class M3 5.647% (LIBOR 1 Month + 4.70%), 03/25/2028(f)		2,029	1,920,965
Series 2015-HQA2, Class M2 3.747% (LIBOR 1 Month + 2.80%), 05/25/2028(f)		945	935,068
Series 2015-HQA2, Class M3 5.747% (LIBOR 1 Month + 4.80%), 05/25/2028(f)		9,364	8,808,834
Series 2016-DNA1, Class M2 3.847% (LIBOR 1 Month + 2.90%), 07/25/2028(f)		284	282,581
Series 2016-DNA4, Class M2 2.247% (LIBOR 1 Month + 1.30%), 03/25/2029(f)		565	556,654
Series 2016-HQA1, Class M3 7.297% (LIBOR 1 Month + 6.35%), 09/25/2028(f)		461	440,185
Series 2017-DNA2, Class M2 4.397% (LIBOR 1 Month + 3.45%), 10/25/2029(f)		7,204	6,411,307
Series 2017-HQA3, Class M2 3.297% (LIBOR 1 Month + 2.35%), 04/25/2030(f)		3,597	3,088,009
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 6.197% (LIBOR 1 Month + 5.25%), 10/25/2023(f)		1,216	1,189,913
Series 2014-C01, Class M2 5.347% (LIBOR 1 Month + 4.40%), 01/25/2024(f)		2,340	2,179,173

46 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-C04, Class 1M2 5.847% (LIBOR 1 Month + 4.90%), 11/25/2024(f)	U.S.$	3,417	$3,251,472
Series 2014-C04, Class 2M2 5.947% (LIBOR 1 Month + 5.00%), 11/25/2024(f)		8,561	8,253,791
Series 2015-C01, Class 1M2 5.247% (LIBOR 1 Month + 4.30%), 02/25/2025(f)		7,984	7,512,830
Series 2015-C02, Class 1M2 4.947% (LIBOR 1 Month + 4.00%), 05/25/2025(f)		3,505	3,251,645
Series 2015-C02, Class 2M2 4.947% (LIBOR 1 Month + 4.00%), 05/25/2025(f)		7,240	6,831,987
Series 2015-C03, Class 1M2 5.947% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		1,400	1,348,400
Series 2015-C03, Class 2M2 5.947% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		8,952	8,626,667
Series 2015-C04, Class 1M2 6.647% (LIBOR 1 Month + 5.70%), 04/25/2028(f)		1,958	1,935,746
Series 2015-C04, Class 2M2 6.497% (LIBOR 1 Month + 5.55%), 04/25/2028(f)		10,519	9,741,671
Series 2016-C01, Class 2M2 7.897% (LIBOR 1 Month + 6.95%), 08/25/2028(f)		2,125	2,122,503
Series 2016-C02, Class 1M2 6.947% (LIBOR 1 Month + 6.00%), 09/25/2028(f)		7,998	7,804,794
Series 2016-C04, Class 1M2 5.197% (LIBOR 1 Month + 4.25%), 01/25/2029(f)		4,696	4,413,172
Series 2016-C05, Class 2M2 5.397% (LIBOR 1 Month + 4.45%), 01/25/2029(f)		10,898	10,401,023
Series 2016-C07, Class 2M2 5.297% (LIBOR 1 Month + 4.35%), 05/25/2029(f)		4,600	4,386,226
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 6.447% (LIBOR 1 Month + 5.50%), 10/25/2025(f)(m)		4,882	3,893,218

abfunds.com	AB GLOBAL BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.847% (LIBOR 1 Month + 1.90%), 11/26/2029(a)(f)	U.S.$	4,897	$4,649,465
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.613% (LIBOR 1 Month + 2.00%), 03/27/2024(f)(m)		9,142	8,784,315
Series 2019-2R, Class A 4.363% (LIBOR 1 Month + 2.75%), 05/27/2023(f)(m)		11,047	10,308,338
Series 2019-3R, Class A 3.659% (LIBOR 1 Month + 2.70%), 10/27/2022(f)(m)		2,019	1,934,326
Radnor Re Ltd. Series 2019-1, Class M1B 2.897% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(f)		6,779	6,754,489
Series 2019-2, Class M1B 2.697% (LIBOR 1 Month + 1.75%), 06/25/2029(a)(f)		15,427	14,431,445

			298,737,911

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,852	1,248,664
Series 2006-26CB, Class A6 6.25%, 09/25/2036		136	92,413
Series 2006-26CB, Class A8 6.25%, 09/25/2036		509	345,222
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		1,099	893,330
Series 2007-15CB, Class A19 5.75%, 07/25/2037		383	298,838
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		1,214	872,054
Series 2007-HY4, Class 1A1 3.792%, 09/25/2047		432	358,145
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.033%, 03/25/2037		275	226,326
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		757	497,295
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		1,016	895,157

48 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.353%, 12/28/2037	U.S.$	1,776	$1,629,872

			7,357,316

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 1.197% (LIBOR 1 Month + 0.25%), 04/25/2037(f)		721	242,753

Total Collateralized Mortgage Obligations (cost $343,930,917)			306,337,980

COVERED BONDS – 2.7%
Danske Hypotek AB Series 2312 1.00%, 12/20/2023(a)	SEK	320,000	33,133,129
Nordea Hypotek AB Series 5534 1.00%, 09/18/2024(a)		320,000	33,155,264
Skandinaviska Enskilda Banken AB Series 576 1.00%, 12/20/2023(a)		320,000	33,128,799
Stadshypotek AB Series 1588 1.50%, 03/01/2024(a)		313,000	33,026,638
Swedbank Hypotek AB Series 194 1.00%, 09/18/2024(a)		319,900	33,144,947
1.125%, 05/21/2021(a)	EUR	9,200	10,303,603
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(a)		3,299	3,503,989

Total Covered Bonds (cost $188,182,278)			179,396,369

COLLATERALIZED LOAN OBLIGATIONS – 2.7%
CLO - Floating Rate – 2.7%
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 3.544% (LIBOR 3 Month + 1.75%), 04/26/2031(a)(f)	U.S.$	4,580	3,906,607

abfunds.com	AB GLOBAL BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CIFC Funding Ltd. Series 2017-3A, Class A1 3.039% (LIBOR 3 Month + 1.22%), 07/20/2030(a)(f)	U.S.$	1,500	$1,424,510
Dryden CLO Ltd. Series 2018-57A, Class A 2.702% (LIBOR 3 Month + 1.01%), 05/15/2031(a)(f)		14,550	13,596,742
Goldentree Loan Opportunities Ltd. Series 2015-11A, Class AR2 2.889% (LIBOR 3 Month + 1.07%), 01/18/2031(a)(f)		7,079	6,717,289
Greywolf CLO V Ltd. Series 2015-1A, Class A1R 2.954% (LIBOR 3 Month + 1.16%), 01/27/2031(a)(f)		6,573	6,235,323
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 2.824% (LIBOR 3 Month + 1.03%), 04/26/2031(a)(f)		5,155	4,865,671
Series 2018-1A, Class A2 3.424% (LIBOR 3 Month + 1.63%), 04/26/2031(a)(f)		4,035	3,666,685
Marble Point CLO XI Ltd. Series 2017-2A, Class A 2.999% (LIBOR 3 Month + 1.18%), 12/18/2030(a)(f)		17,519	16,372,124
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A1 3.139% (LIBOR 3 Month + 1.32%), 03/17/2030(a)(f)		4,030	3,826,529
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 2.872% (LIBOR 3 Month + 1.18%), 11/18/2031(a)(f)		8,984	8,404,141
OZLM Ltd. Series 2018-18A, Class A 2.851% (LIBOR 3 Month + 1.02%), 04/15/2031(a)(f)		17,040	15,914,423
Series 2018-22A, Class A1 2.906% (LIBOR 3 Month + 1.07%), 01/17/2031(a)(f)		7,199	6,726,841
Rockford Tower CLO Ltd. Series 2017-3A, Class A 3.009% (LIBOR 3 Month + 1.19%), 10/20/2030(a)(f)		14,194	13,362,887

50 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018-2A, Class A 2.979% (LIBOR 3 Month + 1.16%), 10/20/2031(a)(f)	U.S.$	8,500	$7,920,130
Romark CLO III Ltd. Series 2019-3A, Class A1 3.201% (LIBOR 3 Month + 1.37%), 07/15/2032(a)(f)		11,840	10,779,716
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 2.831% (LIBOR 3 Month + 1.00%), 04/15/2031(a)(f)		24,065	22,050,350
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 2.971% (LIBOR 3 Month + 1.14%), 01/15/2031(a)(f)		16,285	15,257,928
Series 2017-4A, Class B 3.145% (LIBOR 3 Month + 1.45%), 11/20/2030(a)(f)		6,000	5,387,034
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 3.049% (LIBOR 3 Month + 1.23%), 01/20/2032(a)(f)		4,510	4,188,049
Voya CLO Ltd. Series 2016-3A, Class A1R 3.009% (LIBOR 3 Month + 1.19%), 10/18/2031(a)(f)		7,375	6,992,879

Total Collateralized Loan Obligations (cost $190,945,645)			177,595,858

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.2%
Non-Agency Floating Rate CMBS – 1.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.705% (LIBOR 1 Month + 1.00%), 05/15/2035(a)(f)		14,000	12,459,327
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.705% (LIBOR 1 Month + 1.00%), 11/15/2033(f)(m)		6,275	5,470,508
BFLD Series 2019-DPLO, Class D 2.545% (LIBOR 1 Month + 1.84%), 10/15/2034(a)(f)		4,029	3,023,037

abfunds.com	AB GLOBAL BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BHMS Series 2018-ATLS, Class A 1.955% (LIBOR 1 Month + 1.25%), 07/15/2035(f)(m)	U.S.$	13,884	$11,591,840
BHP Trust Series 2019-BXHP, Class C 2.227% (LIBOR 1 Month + 1.52%), 08/15/2036(a)(f)		7,400	6,227,964
BX Trust Series 2018-EXCL, Class A 1.792% (LIBOR 1 Month + 1.09%), 09/15/2037(a)(f)		10,734	9,373,422
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.78% (LIBOR 1 Month + 1.03%), 12/19/2030(a)(f)		18,535	15,157,621
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 2.655% (LIBOR 1 Month + 1.95%), 08/15/2032(a)(f)		5,035	3,587,552
Invitation Homes Trust Series 2018-SFR4, Class E 2.75% (LIBOR 1 Month + 1.95%), 01/17/2038(f)(m)		13,925	11,487,688
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 2.439% (LIBOR 1 Month + 1.73%), 11/15/2026(f)(m)		5,700	4,910,923
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 2.205% (LIBOR 1 Month + 1.50%), 07/15/2036(f)(m)		12,593	11,785,291
Starwood Retail Property Trust Series 2014-STAR, Class A 2.175% (LIBOR 1 Month + 1.47%), 11/15/2027(a)(f)		7,469	6,971,721

			102,046,894

Non-Agency Fixed Rate CMBS – 0.7%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036(a)		11,986	10,072,849
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class D 5.11%, 11/10/2046(a)		2,783	2,428,302

52 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2014-GC23, Class D 4.49%, 07/10/2047(a)	U.S.$	2,196	$1,825,046
Commercial Mortgage Trust Series 2012-CR3, Class D 4.752%, 10/15/2045(a)		2,322	2,082,148
Series 2013-CR6, Class D 4.108%, 03/10/2046(a)		7,385	6,855,600
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		1,593	1,561,654
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.389%, 08/10/2044(a)		1,000	950,817
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		4,825	4,911,778
Series 2013-GC12, Class C 4.179%, 06/10/2046		4,270	3,834,937
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.419%, 08/15/2046(a)		890	842,655
Series 2012-CBX, Class E 5.132%, 06/15/2045(m)		4,544	3,837,192
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 4.954%, 02/15/2047(a)		4,250	3,665,542
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class E 4.885%, 08/15/2045(a)		1,600	1,412,895
Series 2013-C18, Class D 4.69%, 12/15/2046(a)		3,000	2,571,874

			46,853,289

Total Commercial Mortgage-Backed Securities (cost $169,481,755)			148,900,183

GOVERNMENTS – SOVEREIGN BONDS – 1.7%
Indonesia – 1.3%
Indonesia Government International Bond 4.45%, 02/11/2024		9,319	9,598,570
5.875%, 01/15/2024(a)		68,526	74,586,268

			84,184,838

abfunds.com	AB GLOBAL BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Saudi Arabia – 0.4%
Saudi Government International Bond 2.50%, 02/03/2027(a)	U.S.$	14,235	$13,670,649
3.75%, 01/21/2055(a)		6,245	5,745,400
4.50%, 10/26/2046(a)		366	369,660
4.625%, 10/04/2047(a)		7,135	7,295,538

			27,081,247

Total Governments – Sovereign Bonds (cost $109,678,485)			111,266,085

EMERGING MARKETS – SOVEREIGNS – 1.0%
Angola – 0.1%
Angolan Government International Bond 8.00%, 11/26/2029(a)		13,916	5,288,080

Bahrain – 0.1%
Bahrain Government International Bond 5.625%, 09/30/2031(a)		11,462	9,198,255

Costa Rica – 0.1%
Costa Rica Government International Bond 6.125%, 02/19/2031(a)		5,509	4,613,788

Dominican Republic – 0.2%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		16,127	15,098,904

Egypt – 0.1%
Egypt Government International Bond 7.053%, 01/15/2032(a)		3,274	2,582,367
7.50%, 01/31/2027(a)		8,593	7,690,735

			10,273,102

Gabon – 0.0%
Gabon Government International Bond 6.375%, 12/12/2024 (a)		2,634	1,805,245

Nigeria – 0.2%
Nigeria Government International Bond 5.625%, 06/27/2022		6,710	5,770,600
6.50%, 11/28/2027(a)		695	476,944
6.75%, 01/28/2021(a)		6,440	5,975,112

			12,222,656

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033 (a)		6,553	5,848,552

54 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sri Lanka – 0.1%
Sri Lanka Government International Bond 6.85%, 03/14/2024(a)	U.S.$	2,963	$1,754,037
7.85%, 03/14/2029(a)		3,642	1,970,540

			3,724,577

Total Emerging Markets – Sovereigns (cost $90,613,485)			68,073,159

BANK LOANS – 0.4%
Industrial – 0.4%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(n)		1,230	944,531
3.954% (LIBOR 3 Month + 2.75%), 02/05/2025(n)		3	2,416

			946,947

Consumer Non-Cyclical – 0.2%
BI-LO, LLC 9.314% (LIBOR 2 Month +8.00%), 05/31/2024(n)		3,984	3,179,484
9.660% (LIBOR 3 Month + 8.00%), 05/31/2024(n)		4,053	3,234,168
9.737% (LIBOR 2 Month + 8.00%), 05/31/2024(n)		4,177	3,333,120
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.739% (LIBOR 1 Month + 3.75%), 11/16/2025(n)		5,878	5,426,223

			15,172,995

Energy – 0.0%
California Resources Corporation 11.988%-1.61% (LIBOR 3 Month + 10.38%), 12/31/2021(n)		9,558	450,587

Technology – 0.2%
athenahealth, Inc. 5.284% (LIBOR 3 Month + 4.50%), 02/11/2026(k)(n)		9,507	8,841,231

Total Bank Loans (cost $37,831,169)			25,411,760

abfunds.com	AB GLOBAL BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.3%
United States – 0.3%
State of California Series 2010 7.625%, 03/01/2040	U.S.$	30	$48,399
7.95%, 03/01/2036		10,685	10,727,313
State of Florida Series 2019A 5.00%, 06/01/2020		5,658	5,694,041
State of Ohio Series 2011A 5.00%, 09/01/2024		1,400	1,422,288
Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 04/01/2030		3,400	4,092,818

Total Local Governments – US Municipal Bonds (cost $21,254,592)			21,984,859

EMERGING MARKETS – CORPORATE BONDS – 0.3%
Industrial – 0.2%
Capital Goods – 0.0%
Odebrecht Finance Ltd. 4.375%, 04/25/2025(a)(l)(o)		8,945	377,367
5.25%, 06/27/2029(a)(l)(o)		2,796	121,451
7.125%, 06/26/2042(a)(l)(o)		3,663	183,608

			682,426

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	760,335

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,028	883,592
BRF SA 4.875%, 01/24/2030(a)		1,631	1,352,456
Minerva Luxembourg SA 6.50%, 09/20/2026(a)		446	409,205
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018 (l) (m) (p)		4,300	78,064

			2,723,317

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.0%
Petrobras Global Finance BV 5.093%, 01/15/2030(a)	U.S.$	5	$4,534

Transportation - Services – 0.1%
Rumo Luxembourg SARL 7.375%, 02/09/2024(a)		9,325	9,288,575

			13,459,187

Utility – 0.1%
Electric – 0.1%
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025(a)		5,315	4,730,350
Terraform Global Operating LLC 6.125%, 03/01/2026(m)		2,748	2,699,999

			7,430,349

Total Emerging Markets – Corporate Bonds (cost $38,777,959)			20,889,536

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.2%
Consumer Loan Underlying Bond Credit Trust Series 2018-P3, Class B 4.32%, 01/15/2026(a)		6,594	6,322,558
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(m)		3,008	3,044,207
SoFi Consumer Loan Program LLC Series 2017-2, Class A 3.28%, 02/25/2026(a)		1,485	1,478,047
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a)		5,582	4,677,095

Total Asset-Backed Securities (cost $16,668,619)			15,521,907

SUPRANATIONALS – 0.2%
Supranational – 0.2%
European Investment Bank 4.75%, 08/07/2024(a) (cost $13,505,078)	AUD	17,315	12,304,791

abfunds.com	AB GLOBAL BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 0.2%
Canada – 0.2%
Province of Ontario Canada 2.40%, 06/02/2026 (cost $10,716,025)	CAD	14,705	$10,919,898

		Shares
COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt. Logan Re Ltd. (Preference Shares)(d)(k)(l)(q)		9,702	9,473,149

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(e)(l)		3,089,816	594,398
SandRidge Energy, Inc.(l)		4,301	3,867

			598,265

Information Technology – 0.0%
Software – 0.0%
Avaya Holdings Corp.(l)		2,248	18,187

Total Common Stocks (cost $15,421,202)			10,089,601

		Notional Amount
OPTIONS PURCHASED – PUTS – 0.0%
Options on Forward Contracts – 0.0%
CNH/USD Expiration: Jun 2020; Contracts: 1,280,011,200; Exercise Price: CNH 7.30; Counterparty: Bank of America, NA(l)	CNH	1,280,011,200	715,227
CNH/USD Expiration: Jun 2020; Contracts: 470,835,400; Exercise Price: CNH 7.30; Counterparty: Morgan Stanley Capital Services LLC(l)		470,835,400	263,087
CNH/USD Expiration: Jun 2020; Contracts: 403,573,200; Exercise Price: CNH 7.30; Counterparty: Morgan Stanley Capital Services LLC(l)		403,573,200	225,503

58 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Notional Amount	U.S. $ Value

CNH/USD Expiration: Jun 2020; Contracts: 403,573,200; Exercise Price: CNH 7.30; Counterparty: Morgan Stanley Capital Services LLC(l)	CNH	403,573,200	$225,503

Total Options Purchased – Puts (premiums paid $2,471,104)			1,429,320

		Principal Amount (000)
AGENCIES – 0.0%
Agency Debentures – 0.0%
Federal National Mortgage Association 6.25%, 05/15/2029	U.S.$	95	135,734
6.625%, 11/15/2030		150	229,915
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/2020		225	224,424

Total Agencies (cost $520,655)			590,073

WHOLE LOAN TRUSTS – 0.0%
Performing Asset – 0.0%
Sheridan Auto Loan Holdings I LLC 10.00%, 12/31/2020-09/30/2021(d)(e)(k)		3,817	391,706
Sheridan Consumer Finance Trust 10.00%, 04/01/2020(d)(e)(k)		72	72,291

Total Whole Loan Trusts (cost $3,889,282)			463,997

		Shares
WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(d)(e)(k)(l)		27	– 0	–
Flexpath Capital, Inc., expiring 04/15/2031(d)(e)(k)(l)		42,267	– 0	–
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(e)(l)		3,724	15
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(e)(l)		1,568	5

Total Warrants (cost $27,089)			20

abfunds.com	AB GLOBAL BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.9%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.53%(r)(s)(t) (cost $237,810,175)		237,810,175	$237,810,175

		Principal Amount (000)
Time Deposits – 1.0%
BBH, Grand Cayman 4.00%, 04/01/2020	ZAR	19	1,070
Citibank, London (0.65)%, 04/01/2020	EUR	33,530	36,979,974
0.03%, 04/01/2020	GBP	775	962,666
JPMorgan Chase, New York 0.15%, 04/01/2020	U.S.$	28,664	28,664,100

Total Time Deposits (cost $66,607,810)			66,607,810

Short-Term Municipal Notes – 0.3%
Massachusetts – 0.2%
Commonwealth of Massachusetts Series 2019A 4.00%, 04/23/2020		10,425	10,438,135

Texas – 0.1%
State of Texas 4.00%, 08/27/2020		9,970	10,078,873

Total Short-Term Municipal Notes (cost $20,483,943)			20,517,008

Total Short-Term Investments (cost $324,901,928)			324,934,993

Total Investments – 98.4% (cost $6,862,246,378)			6,563,614,146
Other assets less liabilities – 1.6%			105,675,267

Net Assets – 100.0%			$6,669,289,413

60 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	2,164	June 2020	$155,881,101	$411,394
10 Yr Australian Bond Futures	480	June 2020	44,467,525	1,377,339
10 Yr Canadian Bond Futures	1,203	June 2020	125,779,450	4,750,615
Euro-BOBL Futures	904	June 2020	134,807,280	(524,286)
Japan 10 Yr Bond (OSE) Futures	70	June 2020	99,324,808	304,022
U.S. 10 Yr Ultra Futures	102	June 2020	15,915,187	1,025,187
U.S. Long Bond (CBT) Futures	464	June 2020	83,085,000	7,109,719
U.S. T-Note 2 Yr (CBT) Futures	944	June 2020	208,041,375	2,069,906
U.S. T-Note 5 Yr (CBT) Futures	2,421	June 2020	303,495,047	7,182,945
U.S. T-Note 10 Yr (CBT) Futures	344	June 2020	47,708,500	2,131,797
U.S. Ultra Bond (CBT) Futures	2,526	June 2020	560,456,250	52,504,492

Sold Contracts
Euro-Bund Futures	953	June 2020	181,318,985	4,538,787

				$82,881,917

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	9,507	USD	10,366	04/08/2020	$(121,132)
Australia and New Zealand Banking Group Ltd.	EUR	8,304	USD	9,221	04/08/2020	60,711
Bank of America, NA	CAD	204,269	USD	142,288	05/22/2020	(2,934,607)
Bank of America, NA	EUR	2,244	USD	2,465	04/08/2020	(10,518)
Bank of America, NA	USD	7,309	EUR	6,753	04/08/2020	139,924
Bank of America, NA	USD	12,030	GBP	10,189	05/15/2020	636,977
Bank of America, NA	USD	18,881	JPY	2,067,798	04/09/2020	353,394
Barclays Bank PLC	KRW	53,377,928	USD	45,049	05/14/2020	1,201,928
Barclays Bank PLC	TWD	1,362,714	USD	45,796	05/21/2020	381,209
Barclays Bank PLC	CNH	764,536	USD	107,295	04/16/2020	(479,897)
Barclays Bank PLC	MYR	414,615	USD	100,243	08/13/2020	4,297,782
Barclays Bank PLC	EUR	268,657	USD	306,949	04/08/2020	10,596,677
Barclays Bank PLC	EUR	53,584	USD	58,308	04/08/2020	(800,474)
Barclays Bank PLC	USD	10,472	CNH	74,004	04/16/2020	(39,703)
Barclays Bank PLC	USD	86,489	EUR	78,497	04/08/2020	99,791
Barclays Bank PLC	USD	35,295	MYR	147,039	08/13/2020	(1,269,019)
Barclays Bank PLC	USD	31,985	INR	2,296,329	04/23/2020	(1,839,208)
Barclays Bank PLC	USD	48,055	JPY	5,254,760	04/09/2020	825,439
Barclays Bank PLC	USD	22,212	CLP	18,560,398	05/13/2020	(501,750)
Barclays Bank PLC	USD	37,085	KRW	43,988,428	05/14/2020	(950,484)
BNP Paribas SA	CNH	478,122	USD	67,461	04/16/2020	61,862
BNP Paribas SA	CNH	146,074	USD	20,540	04/16/2020	(51,421)
BNP Paribas SA	AUD	75,044	USD	46,082	06/11/2020	(87,038)
BNP Paribas SA	USD	5,003	EUR	4,531	04/08/2020	(5,536)
BNP Paribas SA	USD	1,600	NOK	16,736	05/14/2020	9,927
BNP Paribas SA	USD	273,814	CNH	1,914,690	04/16/2020	(3,905,528)

abfunds.com	AB GLOBAL BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	30,815	JPY	3,327,842	04/09/2020	$140,937
Brown Brothers Harriman & Co.	JPY	10,279,965	USD	93,201	04/09/2020	(2,423,916)
Brown Brothers Harriman & Co.	EUR	23,994	USD	26,659	04/08/2020	191,601
Brown Brothers Harriman & Co.	EUR	16,664	USD	18,225	04/08/2020	(157,767)
Brown Brothers Harriman & Co.	CHF	67	USD	72	05/29/2020	1,329
Brown Brothers Harriman & Co.	USD	807	ZAR	12,259	04/08/2020	(121,793)
Citibank, NA	CLP	18,597,186	USD	22,264	05/13/2020	510,927
Citibank, NA	RUB	5,930,088	USD	83,227	05/20/2020	7,823,154
Citibank, NA	BRL	592,819	USD	123,724	04/02/2020	9,635,184
Citibank, NA	BRL	173,751	USD	33,422	04/02/2020	(16,724)
Citibank, NA	EUR	50,306	USD	54,854	04/08/2020	(638,674)
Citibank, NA	AUD	45,245	USD	26,874	06/11/2020	(961,616)
Citibank, NA	EUR	45,699	USD	50,470	04/08/2020	60,374
Citibank, NA	USD	17,405	EUR	15,382	04/08/2020	(436,823)
Citibank, NA	USD	38,174	BRL	173,751	04/02/2020	(4,735,005)
Citibank, NA	USD	114,032	BRL	592,819	04/02/2020	57,059
Citibank, NA	USD	54,003	BRL	280,651	05/05/2020	(113,856)
Citibank, NA	USD	28,698	RUB	2,277,698	05/20/2020	263,633
Citibank, NA	USD	28,858	INR	2,079,636	04/23/2020	(1,556,804)
Citibank, NA	USD	36,339	JPY	3,991,065	04/09/2020	786,006
Citibank, NA	USD	44,909	KRW	53,386,577	05/14/2020	(1,054,460)
Credit Suisse International	SEK	589,107	USD	59,380	05/14/2020	(228,376)
Credit Suisse International	CNH	369,098	USD	52,786	04/16/2020	755,301
Credit Suisse International	ZAR	357,072	USD	21,567	04/08/2020	1,621,588
Credit Suisse International	EUR	29,101	USD	31,268	04/08/2020	(832,747)
Credit Suisse International	USD	48,828	EUR	45,372	04/08/2020	1,222,190
Credit Suisse International	USD	33,094	CHF	31,715	05/29/2020	(48,421)
Credit Suisse International	USD	66,208	CHF	64,142	05/29/2020	623,506
Credit Suisse International	USD	54,754	CAD	76,940	05/22/2020	(54,094)
Credit Suisse International	USD	33,280	PLN	136,941	05/20/2020	(186,121)
Credit Suisse International	USD	33,156	PLN	140,470	05/20/2020	790,277
Credit Suisse International	USD	19,891	ZAR	353,409	04/08/2020	(149,209)
Credit Suisse International	USD	95,954	MXN	1,911,047	04/23/2020	(15,669,683)
Credit Suisse International	USD	32,214	JPY	3,525,441	04/09/2020	579,538
Deutsche Bank AG	JPY	52,371,959	USD	481,665	04/09/2020	(5,500,221)
Deutsche Bank AG	EUR	374,851	USD	419,221	04/08/2020	5,726,610
Deutsche Bank AG	EUR	200,000	USD	216,442	05/12/2020	(4,492,664)
Deutsche Bank AG	USD	216,100	EUR	200,000	04/08/2020	4,517,597
Goldman Sachs Bank USA	MXN	4,761,772	USD	241,794	04/23/2020	41,748,581
Goldman Sachs Bank USA	NOK	424,364	USD	44,425	05/14/2020	3,597,190
Goldman Sachs Bank USA	ZAR	145,896	USD	9,979	04/08/2020	1,829,620
Goldman Sachs Bank USA	MYR	138,205	USD	33,659	08/13/2020	1,677,546
Goldman Sachs Bank USA	NZD	115,829	USD	68,916	06/04/2020	(164,444)
Goldman Sachs Bank USA	USD	41,359	MYR	171,175	08/13/2020	(1,747,221)
Goldman Sachs Bank USA	USD	96,934	EUR	88,490	04/08/2020	678,365
Goldman Sachs Bank USA	USD	130,267	EUR	113,915	04/08/2020	(4,608,783)
Goldman Sachs Bank USA	USD	9,280	MXN	225,455	04/23/2020	191,251
Goldman Sachs Bank USA	USD	16,259	JPY	1,748,277	04/09/2020	3,070
Goldman Sachs Bank USA	USD	59,740	JPY	6,174,921	04/09/2020	(2,300,551)
HSBC Bank USA	IDR	513,489,384	USD	34,616	05/05/2020	3,251,830
HSBC Bank USA	CNH	2,845,059	USD	407,147	04/16/2020	6,086,441
HSBC Bank USA	TWD	2,437,824	USD	81,826	05/21/2020	580,563

62 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	SEK	1,666,155	USD	176,098	05/14/2020	$7,508,408
HSBC Bank USA	EUR	374,851	USD	419,738	04/22/2020	5,990,603
HSBC Bank USA	USD	5,228	MXN	132,016	04/23/2020	317,694
HSBC Bank USA	USD	23,462	JPY	2,566,896	04/09/2020	415,276
HSBC Bank USA	USD	11,865	IDR	168,187,234	05/05/2020	(1,592,202)
JPMorgan Chase Bank, NA	TWD	1,114,412	USD	37,558	05/21/2020	417,646
JPMorgan Chase Bank, NA	GBP	241,217	USD	310,245	05/15/2020	10,362,164
JPMorgan Chase Bank, NA	SGD	20,239	USD	14,158	05/21/2020	(92,649)
JPMorgan Chase Bank, NA	EUR	18,956	USD	20,661	04/08/2020	(249,781)
JPMorgan Chase Bank, NA	EUR	1,100	USD	1,263	04/08/2020	50,046
JPMorgan Chase Bank, NA	USD	63,109	EUR	57,253	04/08/2020	46,657
JPMorgan Chase Bank, NA	USD	13,205	EUR	11,835	04/08/2020	(149,600)
JPMorgan Chase Bank, NA	USD	38,582	NOK	401,671	05/14/2020	62,077
JPMorgan Chase Bank, NA	USD	37,115	MXN	791,317	04/23/2020	(3,871,453)
JPMorgan Chase Bank, NA	USD	41,586	TWD	1,239,475	05/21/2020	(278,113)
JPMorgan Chase Bank, NA	USD	66,855	TWD	2,014,536	05/21/2020	283,707
JPMorgan Chase Bank, NA	USD	108,428	JPY	11,904,527	04/09/2020	2,307,790
Morgan Stanley Capital Services LLC	JPY	15,126,849	USD	138,928	04/09/2020	(1,782,449)
Morgan Stanley Capital Services LLC	ZAR	578,950		USD 36,713	04/08/2020	4,372,892
Morgan Stanley Capital Services LLC	BRL	419,069	USD	83,841	05/05/2020	3,372,993
Morgan Stanley Capital Services LLC	BRL	419,069	USD	80,610	04/02/2020	(40,335)
Morgan Stanley Capital Services LLC	EUR	293,651	USD	319,652	04/08/2020	(4,270,563)
Morgan Stanley Capital Services LLC	EUR	200,000	USD	215,680	05/12/2020	(5,254,664)
Morgan Stanley Capital Services LLC	EUR	33,850	USD	37,498	04/08/2020	159,533
Morgan Stanley Capital Services LLC	USD	228,932	EUR	212,383	04/08/2020	5,345,316
Morgan Stanley Capital Services LLC	USD	27,646	MYR	114,481	08/13/2020	(1,154,309)
Morgan Stanley Capital Services LLC	USD	7,829	MXN	197,065	04/23/2020	449,390
Morgan Stanley Capital Services LLC	USD	83,982	BRL	419,069	04/02/2020	(3,331,081)
Morgan Stanley Capital Services LLC	USD	33,287	ZAR	512,562	04/08/2020	(4,655,527)
Morgan Stanley Capital Services LLC	USD	16,557	RUB	1,206,043	05/20/2020	(1,222,109)
Royal Bank of Scotland PLC	JPY	5,289,981	USD	48,017	04/09/2020	(1,190,430)
Royal Bank of Scotland PLC	PLN	277,373	USD	66,895	05/20/2020	(135,780)
Royal Bank of Scotland PLC	EUR	4,016	USD	4,382	04/08/2020	(47,778)
Royal Bank of Scotland PLC	EUR	2,733	USD	3,056	04/08/2020	41,585
Standard Chartered Bank	IDR	1,370,139,058	USD	99,372	05/05/2020	15,683,903
Standard Chartered Bank	KRW	59,377,248	USD	47,324	05/14/2020	(1,450,846)
Standard Chartered Bank	KRW	106,591,406	USD	90,077	05/14/2020	2,518,146
Standard Chartered Bank	INR	11,738,479	USD	161,410	04/23/2020	7,310,985
Standard Chartered Bank	EUR	480,101	USD	525,972	04/08/2020	(3,621,395)

abfunds.com	AB GLOBAL BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	CNY	148,743	USD	21,091	05/21/2020	$117,007
Standard Chartered Bank	CNY	61,543	USD	8,612	05/21/2020	(65,983)
Standard Chartered Bank	USD	13,938	ZAR	203,145	04/08/2020	(2,590,778)
Standard Chartered Bank	USD	39,892	TWD	1,205,267	05/21/2020	275,648
Standard Chartered Bank	USD	78,080	INR	5,801,351	04/23/2020	(1,921,454)
Standard Chartered Bank	USD	61,190	JPY	6,436,684	04/09/2020	(1,315,626)
Standard Chartered Bank	USD	66,586	KRW	80,194,120	05/14/2020	(710,505)
Standard Chartered Bank	USD	75,799	IDR	1,097466,160	05/05/2020	(8,765,788)
Standard Chartered Bank	USD	47,021	IDR	665,141,869	05/05/2020	(6,394,420)
UBS AG	EUR	300,000	USD	329,615	05/12/2020	(1,787,496)
UBS AG	USD	31,514	EUR	28,331	04/08/2020	(262,602)
UBS AG	USD	329,136	EUR	300,000	04/08/2020	1,790,396

						$63,414,747

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)%	Quarterly	6.15%	USD	98,179	$3,838,643	$(3,707,259)	$7,545,902
iTraxx Australia Series 32, 5 Year Index, 12/20/2024*	(1.00)	Quarterly	1.28	USD	84,000	1,031,690	(1,290,310)	2,322,000

Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	5.00	Quarterly	6.15	USD	98,179	(3,838,643)	6,214,504	(10,053,147)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	6.37	USD	67,208	(3,421,243)	3,926,939	(7,348,182)

64 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/2024*	5.00%	Quarterly	5.52%	EUR	37,517	$(763,309)	$3,224,724	$(3,988,033)
iTraxx Europe Crossover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.72	EUR	20,822	(650,513)	(655,838)	5,325

						$(3,803,375)	$7,712,760	$(11,516,135)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	264,760	05/24/2021	2.288%	3 Month LIBOR	Semi-Annual/ Quarterly	$(6,667,395)	$—	$(6,667,395)
GBP	17,540	02/29/2024	6 Month LIBOR	1.251%	Semi-Annual/ Semi-Annual	649,773	70,500	579,273
GBP	17,540	02/29/2024	1.251%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(651,044)	(106,288)	(544,756)
CAD	288,230	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	8,761,976	—	8,761,976
USD	108,590	05/24/2024	2.200%	3 Month LIBOR	Semi-Annual/ Quarterly	(8,241,177)	—	(8,241,177)
CAD	387,500	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	12,926,058	—	12,926,058
USD	58,500	11/09/2025	2.130%	3 Month LIBOR	Semi-Annual/ Quarterly	(5,434,860)	—	(5,434,860)
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual /Quarterly	(75,331)	—	(75,331)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	59,769	1	59,768
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	50,277	9,466	40,811
USD	131,760	09/10/2048	2.980%	3 Month LIBOR	Semi-Annual /Quarterly	(72,092,417)	—	(72,092,417)
CAD	82,620	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(10,836,212)	—	(10,836,212)

						$(81,550,583)	$(26,321)	$(81,524,262)

abfunds.com	AB GLOBAL BOND FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 02/15/2024, 06/20/2020*	5.00%	Quarterly	2.70%	USD	950	$18,468	$1,862	$16,606
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6.110% 06/20/2020, 06/20/2020*	5.00	Quarterly	0.22	USD	950	11,760	3,325	8,435
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	1,088	(240,230)	(121,478)	(118,752)
Nabors Industries, Inc., 5.500%, 01/15/2023, 06/20/2020*	1.00	Quarterly	21.23	USD	950	(41,656)	(5,052)	(36,604)
Safeway, Inc., 7.250%, 02/01/2031, 06/20/2020*	1.00	Quarterly	0.30	USD	950	1,811	(3,683)	5,494
Staples, Inc., 8.500%, 09/15/2025, 06/20/2020*	1.00	Quarterly	3.08	USD	950	(4,096)	(1,796)	(2,300)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	5,000	(1,103,583)	(712,219)	(391,364)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	735	(162,349)	(99,145)	(63,204)
Towd Point Mortgage Trust REMIC, 2.750% 04/25/2057*	0.45	Monthly	0.45	USD	47,584	(2,057,783)	—	(2,057,783)
Credit Suisse International
Avon Products, Inc., 5.000%, 03/15/2023, 06/20/2020*	1.00	Quarterly	7.78	USD	950	(13,928)	(7,804)	(6,124)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	9,831	(1,032,364)	(403,439)	(628,925)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	12,060	(1,266,434)	(471,332)	(795,102)

66 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	6.85%	USD	8,513	$(894,433)	$(459,897)	$(434,536)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	5,987	(629,034)	(237,519)	(391,515)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	1,198	(125,870)	(47,528)	(78,342)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	2,395	(251,635)	(96,817)	(154,818)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	2,925	(645,596)	(166,457)	(479,139)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	6,500	(1,434,658)	(925,885)	(508,773)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	5,000	(1,103,583)	(713,054)	(390,529)
Freeport-Mcmoran, Inc., 3.550%, 03/01/2022, 06/20/2020*	1.00	Quarterly	1.84	USD	950	(1,486)	(3,198)	1,712
Teck Resources Ltd., 3.750%, 02/01/2023, 06/20/2020*	1.00	Quarterly	0.60	USD	950	1,178	(3,400)	4,578
Transocean, Inc., 3.800%, 10/15/2022, 06/20/2020*	1.00	Quarterly	16.09	USD	950	(31,423)	(9,526)	(21,897)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	8,901	(934,704)	(83,242)	(851,462)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	6,900	(724,577)	(266,163)	(458,414)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	618	(136,454)	(68,171)	(68,283)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	53	(11,702)	(3,665)	(8,037)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	564	(124,578)	(65,699)	(58,879)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	3,000	(315,033)	(53,982)	(261,051)

abfunds.com	AB GLOBAL BOND FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	6.85%	USD	8,359	$(877,788)	$(50,158)	$(827,630)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.85	USD	8,358	(877,683)	(59,481)	(818,202)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	575	(127,008)	(48,245)	(78,763)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	5,000	(1,104,417)	(377,123)	(727,294)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	10,000	(2,208,833)	(754,246)	(1,454,587)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	10,000	(2,208,833)	(762,709)	(1,446,124)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	15,000	(3,313,250)	(1,181,704)	(2,131,546)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	5,000	(1,104,417)	(393,901)	(710,516)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	979	(216,163)	(104,270)	(111,893)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	244	(53,875)	(26,176)	(27,699)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	5,815	(1,283,467)	(341,744)	(941,723)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	1,260	(278,103)	(74,049)	(204,054)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	1,611	(355,709)	(172,729)	(182,980)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	3,346	(739,076)	(287,321)	(451,755)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	279	(61,626)	(24,846)	(36,780)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	557	(123,032)	(50,522)	(72,510)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	558	(123,253)	(54,769)	(68,484)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	13.94	USD	1,115	(246,285)	(119,618)	(126,667)

						$(28,556,790)	$(9,908,575)	$(18,648,215)

*	Termination date

68 | AB GLOBAL BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount	Interest Rate		Maturity	U.S. $ Value at March 31, 2020
BNP Paribas Americas†	EUR	2,496	(0.55	)%*	—	$2,747,492

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2020

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates – Non-Investment Grade	$2,747,492	$0	$0	$0	$2,747,492

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate market value of these securities amounted to $2,968,764,059 or 44.5% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Fair valued by the Adviser.

(e)	Illiquid security.

(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2020.

(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2020.

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(l)	Non-income producing security.

abfunds.com	AB GLOBAL BOND FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

(m)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.19% of net assets as of March 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.705%, 11/15/2033	12/04/2017	$6,275,000	$5,470,508	0.08%
BHMS Series 2018-ATLS, Class A 1.955%, 07/15/2035	07/13/2018	13,883,886	11,591,840	0.17%
Invitation Homes Trust Series 2018-SFR4, Class E 2.75%, 01/17/2038	10/26/2018	13,924,567	11,487,688	0.17%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.132%, 06/15/2045	10/16/2015	4,550,213	3,837,192	0.06%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 6.447%, 10/25/2025	09/18/2015	4,869,638	3,893,218	0.06%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 2.439%, 11/15/2026	11/13/2015	5,444,161	4,910,923	0.07%
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 2.205%, 07/15/2036	12/19/2019	12,593,421	11,785,291	0.18%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.613%, 03/27/2024	03/21/2019	9,141,966	8,784,315	0.13%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.363%, 05/27/2023	06/07/2019	11,046,577	10,308,338	0.15%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 3.659%, 10/27/2022	10/11/2019	2,018,688	1,934,326	0.03%
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049	10/07/2014	3,008,000	3,044,207	0.05%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	2,748,000	2,699,999	0.04%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013	3,886,876	78,064	0.00%

(n)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2020.

(o)	Defaulted.

(p)	Defaulted matured security.

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PORTFOLIO OF INVESTMENTS (continued)

(q)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd.(Preference Shares)	12/30/2014	$9,702,000	$9,473,149	0.14%

(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(s)	The rate shown represents the 7-day yield as of period end.

(t)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LIBOR – London Interbank Offered Rates

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

March 31, 2020 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,624,436,203)	$6,325,803,971
Affiliated issuers (cost $237,810,175)	237,810,175
Cash collateral due from broker	6,327,106
Foreign currencies, at value (cost $17,475,955)	17,046,953
Unrealized appreciation on forward currency exchange contracts	182,816,751
Receivable for investment securities sold	111,330,816
Unaffiliated interest receivable	41,338,265
Receivable for capital stock sold	10,842,067
Receivable for variation margin on centrally cleared swaps	4,422,808
Receivable for terminated credit default swaps	963,779
Affiliated dividends receivable	210,505
Market value of credit default swaps (net premiums received $1,896)	33,217

Total assets	6,938,946,413

Liabilities
Unrealized depreciation on forward currency exchange contracts	119,402,004
Payable for investment securities purchased and foreign currency transactions	60,774,728
Market value of credit default swaps (net premiums received $9,906,679)	28,590,007
Cash collateral received from broker	23,209,000
Payable for capital stock redeemed	19,219,688
Payable for variation margin on futures	8,116,880
Payable for reverse repurchase agreements	2,747,492
Advisory fee payable	2,589,927
Dividends payable	1,660,825
Payable for terminated credit default swaps	963,779
Distribution fee payable	241,851
Transfer Agent fee payable	129,632
Due to Custodian	22,141
Payable for variation margin on centrally cleared swaps	21,528
Administrative fee payable	9,990
Directors’ fee payable	21
Accrued expenses and other liabilities	1,957,507

Total liabilities	269,657,000

Net Assets	$6,669,289,413

Composition of Net Assets
Capital stock, at par	$814,674
Additional paid-in capital	6,796,538,545
Accumulated loss	(128,063,806)

$6,669,289,413

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$672,963,494	82,143,626	$8.19	*

C	$80,524,565	9,797,543	$8.22

Advisor	$4,482,928,109	547,673,788	$8.19

R	$56,078,070	6,850,344	$8.19

K	$18,515,265	2,261,347	$8.19

I	$751,480,497	91,822,563	$8.18

Z	$606,799,413	74,124,739	$8.19

*	The maximum offering price per share for Class A shares was $8.55, which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended March 31, 2020 (unaudited)

Investment Income
Interest	$91,751,369
Dividends
Affiliated issuers	946,365
Unaffiliated issuers	60,958	$92,758,692

Expenses
Advisory fee (see Note B)	16,254,241
Transfer agency—Class A	278,049
Transfer agency—Class B	64
Transfer agency—Class C	36,418
Transfer agency—Advisor Class	1,845,346
Transfer agency—Class R	85,210
Transfer agency—Class K	20,043
Transfer agency—Class I	247,651
Transfer agency—Class Z	67,997
Distribution fee—Class A	913,775
Distribution fee—Class B	331
Distribution fee—Class C	470,381
Distribution fee—Class R	162,245
Distribution fee—Class K	24,709
Custodian	288,078
Printing	205,126
Registration fees	123,930
Audit and tax	62,605
Directors’ fees	34,693
Administrative	34,502
Legal	22,862
Miscellaneous	90,420

Total expenses before interest expense	21,268,676
Interest expense	7,287

Total expenses	21,275,963
Less: expenses waived and reimbursed by the Adviser (see Note B)	(68,406)

Net expenses		21,207,557

Net investment income		71,551,135

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$103,174,840	(a)
Forward currency exchange contracts	53,919,267
Futures	22,124,303
Swaps	23,350,391
Foreign currency transactions	(20,888,264)
Net change in unrealized appreciation/depreciation on:
Investments	(502,155,480	)(b)
Forward currency exchange contracts	1,116,797
Futures	94,021,709
Swaps	(93,682,939)
Foreign currency denominated assets and liabilities	(977,333)

Net loss on investment and foreign currency transactions	(319,996,709)

Contributions from Affiliates (see Note B)	9,363

Net Decrease in Net Assets from Operations	$(248,436,211)

(a)	Net of foreign capital gains taxes of $81,678.

(b)	Net of increase in accrued foreign capital gains taxes of $967,285.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$71,551,135	$153,006,844
Net realized gain on investment and foreign currency transactions	181,680,537	172,251,018
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(501,677,246)	258,049,977
Contributions from Affiliates (see Note B)	9,363	5,411

Net increase (decrease) in net assets from operations	(248,436,211)	583,313,250
Distributions to Shareholders
Class A	(15,457,728)	(19,779,538)
Class B	(336)	(7,743)
Class C	(1,642,979)	(2,327,089)
Advisor Class	(108,161,633)	(127,853,549)
Class R	(1,235,646)	(1,517,069)
Class K	(405,799)	(436,278)
Class I	(18,600,748)	(21,987,749)
Class Z	(13,317,159)	(15,015,492)
Capital Stock Transactions
Net decrease	(154,319,291)	(46,474,488)

Total increase (decrease)	(561,577,530)	347,914,255
Net Assets
Beginning of period	7,230,866,943	6,882,952,688

End of period	$6,669,289,413	$7,230,866,943

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (unaudited)

NOTE A

Significant Accounting Policies

AB Global Bond Fund, Inc. (the “Fund”) was incorporated as a Maryland corporation on February 3, 1992 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Fund were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expense. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

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NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are

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NOTES TO FINANCIAL STATEMENTS (continued)

unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2.

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NOTES TO FINANCIAL STATEMENTS (continued)

Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1			Level 2	Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$1,884,121,426	$	– 0	–	$1,884,121,426
Corporates – Investment Grade		– 0	–	1,678,419,068		– 0	–	1,678,419,068
Inflation-Linked Securities		– 0	–	429,754,323		– 0	–	429,754,323
Mortgage Pass-Throughs		– 0	–	421,331,769		– 0	–	421,331,769
Quasi-Sovereigns		– 0	–	388,524,767		– 0	–	388,524,767
Corporates – Non-Investment Grade		– 0	–	325,352,404		0	#	325,352,404
Collateralized Mortgage Obligations		– 0	–	306,337,980		– 0	–	306,337,980
Covered Bonds		– 0	–	179,396,369		– 0	–	179,396,369
Collateralized Loan Obligations		– 0	–	177,595,858		– 0	–	177,595,858
Commercial Mortgage-Backed Securities		– 0	–	148,900,183		– 0	–	148,900,183
Governments – Sovereign Bonds		– 0	–	111,266,085		– 0	–	111,266,085
Emerging Markets – Sovereigns		– 0	–	68,073,159		– 0	–	68,073,159
Bank Loans		– 0	–	16,570,529		8,841,231		25,411,760

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Local Governments – US Municipal Bonds	$	– 0	–	$21,984,859		$	– 0	–	$21,984,859
Emerging Markets – Corporate Bonds		– 0	–	20,889,536			– 0	–	20,889,536
Asset-Backed Securities		– 0	–	15,521,907			– 0	–	15,521,907
Supranationals		– 0	–	12,304,791			– 0	–	12,304,791
Local Governments – Provincial Bonds		– 0	–	10,919,898			– 0	–	10,919,898
Common Stocks		616,452		– 0	–		9,473,149		10,089,601
Options Purchased – Puts		– 0	–	1,429,320			– 0	–	1,429,320
Agencies		– 0	–	590,073			– 0	–	590,073
Whole Loan Trusts		– 0	–	– 0	–		463,997		463,997
Warrants		20		– 0	–		– 0	–#	20
Short-Term Investments:
Investment Companies		237,810,175		– 0	–		– 0	–	237,810,175
Time Deposits		– 0	–	66,607,810			– 0	–	66,607,810
Short-Term Municipal Notes		– 0	–	20,517,008			– 0	–	20,517,008

Total Investments in Securities		238,426,647		6,306,409,122			18,778,377		6,563,614,146
Other Financial Instruments*:
Assets
Futures		83,406,203		– 0	–		– 0	–	83,406,203	†
Forward Currency Exchange Contracts		– 0	–	182,816,751			– 0	–	182,816,751
Centrally Cleared Credit Default Swaps		– 0	–	4,870,333			– 0	–	4,870,333	†
Centrally Cleared Interest Rate Swaps		– 0	–	22,447,853			– 0	–	22,447,853	†
Credit Default Swaps		– 0	–	33,217			– 0	–	33,217
Liabilities
Futures		(524,286)		– 0	–		– 0	–	(524,286	)†
Forward Currency Exchange Contracts		– 0	–	(119,402,004)			– 0	–	(119,402,004)
Centrally Cleared Credit Default Swaps		– 0	–	(8,673,708)			– 0	–	(8,673,708	)†
Centrally Cleared Interest Rate Swaps		– 0	–	(103,998,436)			– 0	–	(103,998,436	)†
Credit Default Swaps		– 0	–	(28,590,007)			– 0	–	(28,590,007)
Reverse Repurchase Agreements		(2,747,492)		– 0	–		– 0	–	(2,747,492)

Total		$318,561,072		$6,255,913,121			$18,778,377		$6,593,252,570	+

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

+

Amounts of $0, $189,660,103, $9,518,883, $17,167,680, $9,350,684 and $0 for Corporates—Non-Investment Grade, Collateralized Loan Obligations, Bank Loans, Asset-Backed Securities, Common Stocks and Warrants, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

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NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2020, the reimbursement for such services amounted to $34,502.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $793,264 for the six months ended March 31, 2020.

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AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $4,711 from the sale of Class A shares and received $1,091 and $4,233 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2020, such waiver amounted to $68,406.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2020 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$25,884	$1,685,211	$1,473,285	$237,810	$946

During the six months ended March 31, 2020 and the year ended September 30, 2019, the Adviser reimbursed the Fund $9,363 and $5,411, respectively, for trading losses incurred due to trade entry errors.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 64.9% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns less than 10% of the outstanding shares of common stock of Equitable, and no

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longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

Sales under the Plan that were completed on November 13, 2019 resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and may have been deemed to have been an “assignment” causing a termination of the Fund’s investment advisory and administration agreements. In order to ensure that investment advisory and administration services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved new investment advisory and administration agreements with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. These agreements became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $25,189,439, $15,461,063, $1,220,889, and $301,599 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that

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the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2020, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$2,890,364,905	$3,447,338,896
U.S. government securities	775,845,077	780,174,894

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$393,751,254
Gross unrealized depreciation	(657,775,434)

Net unrealized depreciation	$(264,024,180)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from

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the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2020, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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During the six months ended March 31, 2020, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an

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unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended March 31, 2020, the Fund held purchased options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the

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counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2020, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront

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premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2020, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

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The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2020, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$83,406,203	*	Receivable/Payable for variation margin on futures	$524,286	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	22,367,886	*	Receivable/Payable for variation margin on centrally cleared swaps	103,892,148	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	182,816,751		Unrealized depreciation on forward currency exchange contracts	119,402,004

Foreign currency contracts	Investments in securities, at value	1,429,320
Credit contracts	Market value of credit default swaps	33,217		Market value of credit default swaps	28,590,007

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	9,873,227	*	Receivable/Payable for variation margin on centrally cleared swaps	21,389,362	*

Total		$299,926,604			$273,797,807

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$26,112,772		$(63,117,180)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	22,124,303		94,021,709

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	53,919,267		1,116,797

Foreign currency contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	– 0	–	(1,041,784)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	(2,762,381)		(30,565,759)

Total		$99,393,961		$413,783

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The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2020:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$313,294,679
Average notional amount of sale contracts	$199,829,181

Centrally Cleared Interest Rate Swaps
Average notional amount	$1,219,855,379

Credit Default Swaps:
Average notional amount of buy contracts	$53,200,000	(a)
Average notional amount of sale contracts	$167,874,000

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,532,915,873
Average principal amount of sale contracts	$5,280,402,414

Futures:
Average notional amount of buy contracts	$1,276,222,518
Average notional amount of sale contracts	$560,126,797

Purchased Options:
Average notional amount	$365,018,844	(b)

(a)	Positions were open for three months during the reporting period.

(b)	Positions were open for four months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2020. Exchange-traded derivatives

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and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*		Net Amount of Derivative Assets
Australia & New Zealand Bank Group Ltd.	$60,711	$(60,711)	$	– 0	–	$–0	–	$	– 0	–
Bank of America, NA.	1,863,990	(1,863,990)		– 0	–	– 0	–		– 0	–
Barclays Bank PLC	17,414,586	(5,880,535)		(1,769,000)		– 0	–		9,765,051
BNP Paribas SA	212,726	(212,726)		– 0	–	– 0	–		– 0	–
Brown Brothers Harriman & Co.	192,930	(192,930)		– 0	–	– 0	–		– 0	–
Citibank, NA /
Citigroup Global Markets, Inc	19,138,148	(13,123,659)		(6,014,489)		– 0	–		– 0	–
Credit Suisse International	5,593,578	(5,593,578)		– 0	–	– 0	–		– 0	–
Deutsche Bank AG	10,244,207	(10,244,207)		– 0	–	– 0	–		– 0	–
Goldman Sachs Bank USA /
Goldman Sachs International	49,725,623	(24,438,850)		– 0	–	– 0	–		25,286,773
HSBC Bank USA	24,150,815	(1,592,202)		(2,140,000)		– 0	–		20,418,613
JPMorgan Chase Bank, NA	13,530,087	(4,641,596)		(870,000)		– 0	–		8,018,491
Morgan Stanley Capital Services LLC.	14,414,217	(14,414,217)		– 0	–	– 0	–		– 0	–
Royal Bank of Scotland PLC/ Natwest Markets PLC.	41,585	(41,585)		– 0	–	– 0	–		– 0	–
Standard Chartered Bank	25,905,689	(25,905,689)		– 0	–	– 0	–		– 0	–
UBS AG	1,790,396	(1,790,396)		– 0	–	– 0	–		– 0	–

Total	$184,279,288	$(109,996,871)		$(10,793,489)		$–0	–		$63,488,928	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Australia & New Zealand Bank Group Ltd.	$121,132	$(60,711)	$	– 0	–	$	– 0	–	$60,421
Bank of America, NA.	2,945,125	(1,863,990)		– 0	–		– 0	–	1,081,135
Barclays Bank PLC	5,880,535	(5,880,535)		– 0	–		– 0	–	– 0	–
BNP Paribas SA	4,049,523	(212,726)		– 0	–		– 0	–	3,836,797
Brown Brothers Harriman & Co.	2,703,476	(192,930)		– 0	–		– 0	–	2,510,546
Citibank, NA /
Citigroup Global Markets, Inc	13,123,659	(13,123,659)		– 0	–		– 0	–	– 0	–
Credit Suisse International	24,599,095	(5,593,578)		– 0	–		(8,492,188)		10,513,329
Deutsche Bank AG	11,924,900	(10,244,207)		– 0	–		(1,680,693)		– 0	–
Goldman Sachs Bank USA /
Goldman Sachs International	24,438,850	(24,438,850)		– 0	–		– 0	–	– 0	–
HSBC Bank USA	1,592,202	(1,592,202)		– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	4,641,596	(4,641,596)		– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services LLC.	21,711,037	(14,414,217)		– 0	–		(1,861,222)		5,435,598
Royal Bank of Scotland PLC/ Natwest
Markets PLC.	1,373,988	(41,585)		– 0	–		– 0	–	1,332,403
Standard Chartered Bank	26,836,795	(25,905,689)		– 0	–		– 0	–	931,106
UBS AG	2,050,098	(1,790,396)		– 0	–		– 0	–	259,702

Total	$147,992,011	$(109,996,871)		$–0	–		$(12,034,103)		$25,961,037	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination.

The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.4 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the

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use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade.

Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. During the six months ended March 31, 2020, the Fund did not engage in dollar rolls.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a

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reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended March 31, 2020, the average amount of reverse repurchase agreements outstanding was $3,388,516 and the daily weighted average interest rate was (0.31)%. During the period, the Fund received net interest payments from counterparties. At March 31, 2020, the Fund had reverse repurchase agreements outstanding in the amount of $2,747,492 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2020:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
BNP Paribas Americas	$2,747,492	$(2,597,740)	$149,752

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

5. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than

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six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of March 31, 2020, the Fund had no unfunded loan commitments outstanding.

As of March 31, 2020, the Fund had no bridge loan commitments outstanding.

During the six months ended March 31, 2020, the Fund received no commitment fees or additional funding fees.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019

Class A
Shares sold	4,642,191	13,185,600	$39,654,421	$109,965,283

Shares issued in reinvestment of dividends	1,373,451	1,794,824	11,690,827	14,973,830

Shares converted from Class B	37,307	24,068	319,817	201,430

Shares converted from Class C	2,641,108	2,853,231	22,715,533	24,254,477

Shares redeemed	(14,073,157)	(29,369,389)	(119,294,055)	(245,198,136)

Net decrease	(5,379,100)	(11,511,666)	$(44,913,457)	$(95,803,116)

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	Shares		Amount
	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019

Class B
Shares sold	40	2,639	$348	$21,966

Shares issued in reinvestment of dividends	30	877	263	7,280

Shares converted to Class A	(37,306)	(24,065)	(319,817)	(201,430)

Shares redeemed	(484)	(5,164)	(4,176)	(43,520)

Net decrease	(37,720)	(25,713)	$(323,382)	$(215,704)

Class C
Shares sold	452,124	1,165,503	$3,898,979	$9,751,559

Shares issued in reinvestment of dividends	154,586	214,585	1,319,301	1,789,198

Shares converted to Class A	(2,631,993)	(2,843,852)	(22,715,533)	(24,254,477)

Shares redeemed	(147,784)	(4,380,365)	(1,090,644)	(36,622,842)

Net decrease	(2,173,067)	(5,844,129)	$(18,587,897)	$(49,336,562)

Advisor Class
Shares sold	76,143,632	160,197,522	$649,616,122	$1,338,116,377

Shares issued in reinvestment of dividends	9,163,274	11,227,537	77,929,001	93,696,688

Shares redeemed	(97,126,269)	(170,683,834)	(815,875,023)	(1,418,887,407)

Net increase (decrease)	(11,819,363)	741,225	$(88,329,900)	$12,925,658

Class R
Shares sold	883,053	2,107,504	$7,502,834	$17,600,783

Shares issued in reinvestment of dividends	145,249	181,939	1,234,568	1,514,274

Shares redeemed	(2,193,343)	(3,458,926)	(18,493,444)	(28,829,199)

Net decrease	(1,165,041)	(1,169,483)	$(9,756,042)	$(9,714,142)

Class K
Shares sold	345,615	816,047	$2,953,842	$6,831,469

Shares issued in reinvestment of dividends	47,651	52,186	405,402	435,444

Shares redeemed	(391,710)	(642,414)	(3,324,842)	(5,377,731)

Net increase	1,556	225,819	$34,402	$1,889,182

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019

Class I
Shares sold	14,413,936	19,464,845	$122,689,325	$162,839,609

Shares issued in reinvestment of dividends	2,123,496	2,556,550	18,060,871	21,348,629

Shares redeemed	(23,176,225)	(18,096,409)	(195,288,590)	(150,457,051)

Net increase (decrease)	(6,638,793)	3,924,986	$(54,538,394)	$33,731,187

Class Z
Shares sold	22,088,302	27,111,318	$188,900,206	$226,662,183

Shares issued in reinvestment of dividends	1,564,960	1,779,404	13,305,598	14,868,369

Shares redeemed	(16,582,796)	(21,720,766)	(140,110,425)	(181,481,543)

Net increase	7,070,466	7,169,956	$62,095,379	$60,049,009

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have and may in the future have an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

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Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

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Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate

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environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore,

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2020.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending September 30, 2020 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$188,924,507	$178,368,754

Total taxable distributions paid	$188,924,507	$178,368,754

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$142,552,626
Accumulated capital and other losses	(38,445,806	)(a)
Unrealized appreciation/(depreciation)	180,424,652	(b)

Total accumulated earnings/(deficit)	$284,531,472	(c)

(a)

As of September 30, 2019, the Fund had a net capital loss carryforward of $29,099,037. During the fiscal year, the Fund utilized $46,641,997 of capital loss carry forwards to offset current year net realized gains. As of September 30, 2019, the cumulative deferred loss on straddles was $9,346,769.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, the tax deferral of losses on wash sales, and amortization on callable bonds.

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NOTES TO FINANCIAL STATEMENTS (continued)

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities,and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2019, the Fund had a net long-term capital loss carryforward of $29,099,037, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

			Class A
	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 8.67		$ 8.19		$ 8.43		$ 8.59		$ 8.34		$ 8.52

Income From Investment Operations

Net investment income(a)	.07	(b)	.17	(b)	.18	(b)	.18	(b)	.17	(b)	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.37)		.52		(.22)		(.09)		.39		(.02)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.30)		.69		(.04)		.09		.56		.16

Less: Dividends and Distributions

Dividends from net investment income	(.18)		(.21)		(.20)		(.18)		(.30)		(.34)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.07)		(.01)		(.00	)(c)

Total dividends and distributions	(.18)		(.21)		(.20)		(.25)		(.31)		(.34)

Net asset value, end of period	$ 8.19		$ 8.67		$ 8.19		$ 8.43		$ 8.59		$ 8.34

Total Return

Total investment return based on net asset value(d)*	(3.51)%		8.58%		(.50)%		1.10%		6.92%		1.95%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$672,963		$758,638		$810,782		$1,002,880		$1,293,750		$1,060,976

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.80	%(f)	.81%		.81%		.82%		.85%		.90%

Expenses, before waivers/reimbursements(e)	.80	%(f)	.81%		.82%		.83%		.85%		.90%

Net investment income	1.71	%(b)(f)	2.02	%(b)	2.16	%(b)	2.09	%(b)	2.05	%(b)	2.09%

Portfolio turnover rate	53%		126%		369%		107%		113%		167%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

			Class C
	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 8.70		$ 8.21		$ 8.46		$ 8.62		$ 8.36		$ 8.54

Income From Investment Operations

Net investment income(a)	.04	(b)	.11	(b)	.12	(b)	.11	(b)	.11	(b)	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.37)		.53		(.23)		(.08)		.40		(.01)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.33)		.64		(.11)		.03		.51		.11

Less: Dividends and Distributions

Dividends from net investment income	(.15)		(.15)		(.14)		(.12)		(.24)		(.29)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.07)		(.01)		(.00	)(c)

Total dividends and distributions	(.15)		(.15)		(.14)		(.19)		(.25)		(.29)

Net asset value, end of period	$ 8.22		$ 8.70		$ 8.21		$ 8.46		$ 8.62		$ 8.36

Total Return

Total investment return based on net asset value(d)*	(3.86)%		7.87%		(1.36)%		.34%		6.24%		1.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$80,525		$104,089		$146,309		$219,785		$349,965		$356,483

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.55	%(f)	1.56%		1.56%		1.57%		1.58%		1.60%

Expenses, before waivers/reimbursements(e)	1.55	%(f)	1.56%		1.56%		1.57%		1.58%		1.60%

Net investment income	1.03	%(b)(f)	1.26	%(b)	1.38	%(b)	1.34	%(b)	1.30	%(b)	1.38%

Portfolio turnover rate	53%		126%		369%		107%		113%		167%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

			Advisor Class
	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 8.66		$ 8.18		$ 8.42		$ 8.58		$ 8.33		$ 8.51

Income From Investment Operations

Net investment income(a)	.09	(b)	.19	(b)	.20	(b)	.20	(b)	.20	(b)	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.37)		.52		(.22)		(.09)		.38		(.01)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.28)		.71		(.02)		.11		.58		.19

Less: Dividends and Distributions

Dividends from net investment income	(.19)		(.23)		(.22)		(.20)		(.32)		(.37)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.07)		(.01)		(.00	)(c)

Total dividends and distributions	(.19)		(.23)		(.22)		(.27)		(.33)		(.37)

Net asset value, end of period	$ 8.19		$ 8.66		$ 8.18		$ 8.42		$ 8.58		$ 8.33

Total Return

Total investment return based on net asset value(d)*	(3.28)%		8.86%		(.25)%		1.35%		7.21%		2.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,482,928		$4,845,448		$4,570,491		$4,372,280		$3,275,362		$2,247,582

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.55	%(f)	.56%		.56%		.58%		.58%		.60%

Expenses, before waivers/reimbursements(e)	.55	%(f)	.56%		.57%		.58%		.58%		.60%

Net investment income	2.04	%(b)(f)	2.26	%(b)	2.44	%(b)	2.34	%(b)	2.33	%(b)	2.39%

Portfolio turnover rate	53%		126%		369%		107%		113%		167%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30,
2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 8.66	$ 8.18	$ 8.42	$ 8.59	$ 8.33	$ 8.51

Income From Investment Operations

Net investment income(a)	.06	(b)	.13	(b)	.15	(b)	.14	(b)	.14	(b)	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.37)	.53	(.23)	(.09)	.40	(.02)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.31)	.66	(.08)	.05	.54	.13

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.18)	(.16)	(.15)	(.27)	(.31)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.07)	(.01)	.00	(c)

Total dividends and distributions	(.16)	(.18)	(.16)	(.22)	(.28)	(.31)

Net asset value, end of period	$ 8.19	$ 8.66	$ 8.18	$ 8.42	$ 8.59	$ 8.33

Total Return

Total investment return based on net asset value(d)*	(3.61)%	8.13%	(.91)%	.57%	6.63%	1.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,078	$69,424	$75,138	$83,901	$80,625	$60,300

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.24	%(f)	1.24%	1.23%	1.22%	1.25%	1.27%

Expenses, before waivers/reimbursements(e)	1.24	%(f)	1.24%	1.23%	1.23%	1.25%	1.27%

Net investment income	1.36	%(b)(f)	1.59	%(b)	1.75	%(b)	1.70	%(b)	1.66	%(b)	1.72%

Portfolio turnover rate	53%	126%	369%	107%	113%	167%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

			Class K
	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 8.66		$ 8.18		$ 8.42		$ 8.59		$ 8.33		$ 8.51

Income From Investment Operations

Net investment income(a)	.07	(b)	.16	(b)	.17	(b)	.17	(b)	.17	(b)	.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.36)		.52		(.22)		(.10)		.40		(.01)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.29)		.68		(.05)		.07		.57		.16

Less: Dividends and Distributions

Dividends from net investment income	(.18)		(.20)		(.19)		(.17)		(.30)		(.34)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.07)		(.01)		(.00	)(c)

Total dividends and distributions	(.18)		(.20)		(.19)		(.24)		(.31)		(.34)

Net asset value, end of period	$ 8.19		$ 8.66		$ 8.18		$ 8.42		$ 8.59		$ 8.33

Total Return

Total investment return based on net asset value(d)*	(3.46)%		8.46%		(.60)%		.90%		6.97%		1.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,515		$19,576		$16,642		$36,288		$31,361		$23,625

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.93	%(f)	.93%		.92%		.89%		.93%		.95%

Expenses, before waivers/reimbursements(e)	.93	%(f)	.93%		.92%		.90%		.93%		.95%

Net investment income	1.66	%(b)(f)	1.89	%(b)	2.09	%(b)	2.03	%(b)	1.98	%(b)	2.04%

Portfolio turnover rate	53%		126%		369%		107%		113%		167%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

			Class I
	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 8.66		$ 8.18		$ 8.42		$ 8.58		$ 8.33		$ 8.51

Income From Investment Operations

Net investment income(a)	.09	(b)	.19	(b)	.20	(b)	.20	(b)	.20	(b)	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.38)		.52		(.22)		(.09)		.38		(.01)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)	.00	(c)

Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.29)		.71		(.02)		.11		.58		.19

Less: Dividends and Distributions

Dividends from net investment income	(.19)		(.23)		(.22)		(.20)		(.32)		(.37)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.07)		(.01)		(.00	)(c)

Total dividends and distributions	(.19)		(.23)		(.22)		(.27)		(.33)		(.37)

Net asset value, end of period	$ 8.18		$ 8.66		$ 8.18		$ 8.42		$ 8.58		$ 8.33

Total Return

Total investment return based on net asset value(d)*	(3.27)%		8.87%		(.23)%		1.36%		7.22%		2.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$751,481		$852,566		$773,149		$748,238		$715,514		$536,411

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.53	%(f)	.55%		.54%		.56%		.57%		.59%

Expenses, before waivers/reimbursements(e)	.54	%(f)	.56%		.55%		.56%		.58%		.59%

Net investment income	2.06	%(b)(f)	2.27	%(b)	2.46	%(b)	2.36	%(b)	2.33	%(b)	2.40%

Portfolio turnover rate	53%		126%		369%		107%		113%		167%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

			Class Z
	Six Months Ended March 31, 2020 (unaudited)		Year Ended September 30,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 8.66		$ 8.18		$ 8.42		$ 8.59		$ 8.33		$ 8.51

Income From Investment Operations

Net investment income(a)	.09	(b)	.19	(b)	.21	(b)	.20	(b)	.20	(b)	.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.37)		.53		(.22)		(.09)		.40		(.02)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	– 0	–	.00	(c)	– 0	–

Capital Contributions	– 0	–	– 0	–	.00	(c)	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.28)		.72		(.01)		.11		.60		.19

Less: Dividends and Distributions

Dividends from net investment income	(.19)		(.24)		(.23)		(.21)		(.33)		(.37)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.07)		(.01)		(.00	)(c)

Total dividends and distributions	(.19)		(.24)		(.23)		(.28)		(.34)		(.37)

Net asset value, end of period	$ 8.19		$ 8.66		$ 8.18		$ 8.42		$ 8.59		$ 8.33

Total Return

Total investment return based on net asset value(d)*	(3.25)%		8.93%		(.18)%		1.29%		7.39%		2.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$606,799		$580,799		$489,921		$350,625		$200,617		$167,830

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.50	%(f)	.50%		.49%		.51%		.52%		.53%

Expenses, before waivers/reimbursements(e)	.50	%(f)	.50%		.50%		.52%		.53%		.53%

Net investment income	2.09	%(b)(f)	2.33	%(b)	2.54	%(b)	2.41	%(b)	2.38	%(b)	2.47%

Portfolio turnover rate	53%		126%		369%		107%		113%		167%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended March 31, 2020 (unaudited)(f)	Year Ended September 30,
		2019	2018	2017	2016	2015

Class A
Net of waivers/reimbursements	.80%	.81%	.81%	.82%	.85%	.90%
Before waivers/reimbursements	.80%	.81%	.82%	.83%	.85%	.90%
Class C
Net of waivers/reimbursements	1.55%	1.56%	1.56%	1.57%	1.58%	1.60%
Before waivers/reimbursements	1.55%	1.56%	1.56%	1.57%	1.58%	1.60%
Advisor Class
Net of waivers/reimbursements	.55%	.56%	.56%	.58%	.58%	.60%
Before waivers/reimbursements	.55%	.56%	.57%	.58%	.58%	.60%
Class R
Net of waivers/reimbursements	1.24%	1.24%	1.23%	1.22%	1.25%	1.27%
Before waivers/reimbursements	1.24%	1.24%	1.23%	1.23%	1.25%	1.27%
Class K
Net of waivers/reimbursements	.93%	.93%	.92%	.89%	.93%	.95%
Before waivers/reimbursements	.93%	.93%	.92%	.90%	.93%	.95%
Class I
Net of waivers/reimbursements	.53%	.55%	.54%	.56%	.57%	.59%
Before waivers/reimbursements	.54%	.56%	.55%	.56%	.58%	.59%
Class Z
Net of waivers/reimbursements	.50%	.50%	.49%	.51%	.52%	.53%
Before waivers/reimbursements	.50%	.50%	.50%	.52%	.53%	.53%

(f)	Annualized.

*

Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended September 30, 2016 by 0.01%.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer	Jeanette Loeb(1) Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS
Scott A. DiMaggio(2), Vice President Douglas J. Peebles(2),*, Vice President Matthew S. Sheridan(2), Vice President John Taylor(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global Fixed Income Investment Team. Messrs. DiMaggio, Peebles, Sheridan and Taylor are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

*	Mr. Peebles is expected to retire from the Adviser effective December 30, 2020.

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Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”). Another requirement of the Liquidity Rule is for the Fund’s Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2020, which covered the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, taking into account any holdings of less liquid and illiquid assets. The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP. The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP, and there were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Bond Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on November 4-6, 2019 (the “Meeting”.)*

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying fund advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

*

Following transactions completed on November 13, 2019 that may have been deemed to have been an “assignment” causing termination of the Fund’s investment advisory agreement, a new investment advisory agreement, having the same terms as the prior one, was entered into by the Fund and the Adviser.

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and

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distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2019 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and

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noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were above the last breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a

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reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of economies of scale. The directors also informed the Adviser that they would continue to monitor the Fund’s asset levels and consider whether additional breakpoints should be imposed in the future if circumstances warranted doing so.

abfunds.com	AB GLOBAL BOND FUND | 123

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

124 | AB GLOBAL BOND FUND	abfunds.com

AB GLOBAL BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GB-0152-0320

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 27, 2020